U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.	___
Post-Effective Amendment No.	5
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	6

(Check appropriate box or boxes)

THE RAM FUNDS
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (513) 587-3400

Frank L. Newbauer
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/ X /	on April 1, 2011 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
April 1, 2011

R A M
F U N D S

THE RAM SMALL/MID CAP FUND
CLASS A SHARES  (SMBOX)

Risk/Return Summary	2
Investment Objective, Investment Strategies and Related Risks	6
Fund Management	9
Choosing a Share Class	13
Distribution Plan	15
How the Fund Values its Shares	16
How to Buy Shares	16
How to Redeem Shares	20
Dividends, Distributions and Taxes	22
Financial Highlights	23
Customer Privacy Notice	25
For Additional Information	back cover

For information or assistance in opening an account,
please call toll-free 1-888-884-8099.

This Prospectus has information about the Fund that you should know before you invest.
You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The RAM Small/Mid Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation; current income is a secondary consideration.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section beginning on page 13 of this Prospectus and on page 25 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	2.81%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	3.92%
Less: Fee Reductions and Expense Reimbursements(1)	2.61%
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	1.31%

(1)
Riazzi Asset Management, LLC has contractually agreed, until April 1, 2012 , to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund’s Class A shares to an amount not exceeding 1.30% of the average daily net assets allocable to such shares.  Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation.  This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in Class A shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at

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the end of those periods.  The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund’s Class A shares remain the same, except that the contractual agreement to limit expenses remains in effect only until April 1, 2012 .  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$528	$1,317	$2,123	$4,215

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies.  Riazzi Asset Management, LLC (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between $100 million and $8 billion at the time of purchase.  The Adviser seeks to identify industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street.  The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.  The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective.  Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk
The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  At times, the stock markets can be volatile and stock prices can change drastically.

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Mid-Cap Company Risk
Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.

Small-Cap Company Risk
The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations.  Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies.  Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies.  Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies.  Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile.

Investment Style and Management Risk
The Adviser’s method of security selection may not be successful and the fund may underperform relative to other mutual funds that employ similar investment strategies.  The Fund’s value style may go out of favor with investors, negatively impacting the fund’s performance.  In addition, the Adviser may select investments that fail to appreciate as anticipated.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class A shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class A shares compare with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The impact of sales charges and taxes is not reflected in the bar chart; if reflected, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

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During the period shown in the bar chart, the highest return for a quarter was 17.64% during the quarter ended September 30, 2009 and the lowest return for a quarter was -10.95% during the quarter ended June 30, 2010 .

Average Annual Total Returns for Periods Ended December 31, 2010

The table below shows how the average annual total returns of the Fund’s Class A shares compare with those of the Russell 2500 Value Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RAM Small/Mid Cap Fund Class A Shares	1 Year	Since Inception (December 22, 2008)

Return Before Taxes	4.69%	19.09%
Return After Taxes on Distributions	2.82%	17.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.98%	15.90%

Russell 2500 Value Index	24.82%	29.39%

MANAGEMENT OF THE FUND

Riazzi Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager
Michelle E. Stevens, CFA, is a Principal and the Chief Investment Officer of the Adviser and is responsible for the day-to-day management of the Fund’s portfolio.  Ms. Stevens has managed the Fund’s portfolio since its inception in 2008.

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PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment
$5,000 ($1,000 for IRA and UGMA/UTMA accounts)

Minimum Additional Investment
$100 ($50 for IRA and UGMA/UTMA accounts)

To Place Orders

By Mail:
The RAM Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

By Bank Wire: Call 1-888-884-8099 for assistance.

General Information
You may purchase or redeem (sell) Class A shares of the Fund on each day that the New York Stock Exchange is open for business.  Orders are processed at the offering price (net asset value plus the applicable sales charge) next calculated after the Fund receives your request in proper form.  Transactions may be initiated by written request, by telephone or through your financial intermediary.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
The Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.   The Board of Trustees has reserved the right to change the investment objective of the Fund without shareholder approval.  If such a change is made, the Fund’s shareholders will be provided with at least 60 days advance written notice of the change.

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Investment Strategies
The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

•	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

•
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates.  Trends in balance sheet items, including inventories, account receivables and payables, are scrutinized as well.

•	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

•	Accounting Policies and Management – The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will typically sell a security in the Fund’s portfolio under one or more of the following circumstances:

•	When the security’s expected appreciation has been reached or is no longer probable;
•	If the Adviser identifies alternative securities that are more attractive; or
•	If the security’s valuation relative to its peer group is no longer attractive.

Investment Risks

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.  At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk. Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.  In addition, in many instances, the securities of mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.  Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

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Small-Cap Company Risk. The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations.  Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies.  Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies.  Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies.  Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile. In addition, in many instances, the securities of small-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of small-cap companies may be subject to greater price fluctuations.  Small-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  The Fund’s value style may go out of favor with investors, negatively impacting the Fund’s performance.  In addition, the Adviser may select investments that fail to appreciate as anticipated.

Other Principal Risks

•	You could lose money by investing in the Fund.
•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund may not be appropriate for use as a complete investment program.
•	There is no guarantee that the Fund will achieve its investment objective.

In addition to the principal strategies and risks described above, the Fund may invest, to a lesser extent, in other types of securities whose risks are described below.

Foreign Securities.  The Fund may invest up to 15% of its total assets in foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts (“ADRs”).  ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.  ADRs are subject to risks similar to those associated with direct investment in foreign securities.  Investments in foreign securities involve risks that may be different from those of U.S. securities.  Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States.  Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries.  In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Exchange Traded Funds (“ETFs”).  The Fund may invest in ETFs.  ETFs typically hold a portfolio of securities designed to track the performance of a particular index.  ETFs are subject to the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.  ETFs

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are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Money Market Instruments and Temporary Defensive Positions.  The Fund will typically hold a portion of its assets in money market instruments, including cash, cash equivalent securities, short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”).  The Fund will invest in Money Market Instruments to maintain liquidity or pending the selection of investments.  From time to time, the Fund also may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments.  To the extent that the Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds’ advisory fees and other operating expenses.  As a result of taking a temporary defensive position, the Fund may not achieve its investment objective.

FUND MANAGEMENT

The Investment Adviser

Riazzi Asset Management, LLC, 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, serves as the investment adviser to the Fund.  The Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.  The Adviser was organized in 2007 by John C. Riazzi and also provides investment advisory services to individuals, banks, corporations and charitable organizations.

For its services, the Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.85% of its average daily net assets.  The Adviser has agreed, until April 1, 2012 , to reduce its investment advisory fees and to reimburse Fund expenses to the extent necessary to limit annual ordinary operating expenses of the Fund’s Class A shares (excluding brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses) to 1.30% of average daily net assets.  Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the foregoing expense limitation, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in its most recent approval of the Fund’s investment advisory contract with the Adviser, including the Board’s conclusions with respect thereto, is included in the Fund’s annual report for the year ended November 30, 2010.

Portfolio Manager

Michelle E. Stevens, CFA, is the portfolio manager for the Fund and has managed the Fund since its inception.  Ms. Stevens joined the Adviser in 2008 and is a Principal and the Chief Investment Officer of the Adviser.  From 2001 until 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC.  Ms. Stevens

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was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund, the Transamerica Premier Institutional Small Cap Value Fund and the Transamerica Value Balanced Fund (Equity) and also managed institutional and retail separately managed accounts in the value equity discipline while at Transamerica.  Prior to 2001, she was Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.

The Statement of Additional Information (“SAI”) provides additional information about Ms. Stevens' compensation, other accounts managed by Ms. Stevens and her ownership of shares of the Fund.

Prior Performance of Michelle E. Stevens

Prior to joining the Adviser, Ms. Stevens was the Chief Investment Officer for value equity at Transamerica Investment Management, LLC and was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund.  During her tenure as lead portfolio manager, Ms. Stevens was solely responsible for the day-to-day management of the Transamerica Small/Mid Cap Value Fund and had full discretionary authority over the selection of its investments.  The entire investment and research team that supported her in managing the Transamerica Small/Mid Cap Value Fund is now employed by the Adviser and supports Ms. Stevens in managing the Fund.  The Transamerica Small/Mid Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small/Mid Cap Fund.  In managing the Transamerica Small/Mid Cap Value Fund, Ms. Stevens used a “value” style of investing that seeks to identify industries and business models that are believed to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street.  This is the same “value” style of investing that Ms. Stevens uses in managing the Fund.

A line graph depicting the change in value of a $10,000 investment in the Class A shares of the Transamerica Small/Mid Cap Value Fund and the average annual total returns of the Class A and Class I shares of the Transamerica Small/Mid Cap Value Fund during Ms. Stevens’ tenure as portfolio manager, from March 1, 2004 to September 30, 2008, compared with the performance of the Russell 2500 Value Index, is set forth below.  Historical performance is not indicative of future performance.  The Transamerica Small/Mid Cap Value Fund is a separate fund and its historical performance is not indicative of the past or future performance of the RAM Small/Mid Cap Fund.  Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.  This performance does not include the performance of other accounts managed by Ms. Stevens, but the exclusion of these accounts does not cause the performance to be misleading.

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TRANSAMERICA SMALL/MID CAP VALUE FUND – CLASS A1

Comparison of the Change in Value of a $10,000 Investment Made in the Transamerica Small/Mid Cap Value Fund – Class A Shares (With Load and at NAV) versus the Russell 2500 Value Index

Transamerica Small/Mid Cap Value Fund Average Annual Total Returns For the periods ended September 30, 20081	1 Year	3 Years	Since Inception2
Transamerica Small/Mid Cap Value Fund Class A Shares3 (with maximum sales charge of 5.50%)	-23.85%	2.13%	7.63%
Transamerica Small/Mid Cap Value Fund Class A Shares3 (NAV)	-19.41%	4.08%	8.96%
Russell 2500 Value Index4	-15.79%	0.60%	5.06%
Transamerica Small/Mid Cap Value Fund Class I Shares5	-18.98%	n/a	6.24%
Russell 2500 Value Index4	-15.79%	0.60%	0.98%

1
The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of all fees and expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

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2
Ms. Stevens managed the share classes of the Transamerica Small/Mid Cap Value Fund during the following dates: Class A shares (March 1, 2004 until September 30, 2008) and Class I shares (from the commencement of operations on November 15, 2005 until September 30, 2008).

3
The expense ratio of Class A shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2004, 2005, 2006, 2007 and 2008 was 1.32%, 1.24%, 1.39%, 1.41% and 1.41%.  The net expense ratio of the Class A shares of the RAM Small/Mid Cap Fund was 1.30% for the fiscal year ended November 30, 2009.  The use of the RAM Small/Mid Cap Fund’s Class A expense structure would have lowered the performance results achieved by the Transamerica Small/Mid Cap Value Fund for the fiscal year ended October 31, 2005.

4
The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

5
The expense ratio of Class I shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2006, 2007 and 2008 was 0.86%, 0.85% and 0.85%. These expenses are lower than the 1.30% net expense ratio for Class A shares of the RAM Small/Mid Cap Fund for the fiscal year ended November 30, 2009. The use of the RAM Small/Mid Cap Fund’s expense structure would have lowered the performance results achieved by the Class I shares of the Transamerica Small/Mid Cap Value Fund.  The Class I shares of the Transamerica Small/Mid Cap Value Fund are not subject to any 12b-1 distribution fee or sales charges.

The Administrator

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent.  Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

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CHOOSING A SHARE CLASS

Through this Prospectus, the Fund is offering Class A shares.  The Fund may also offer Class C and Class I shares, which are sold through separate prospectuses (each a “Class” and collectively the “Classes”).  As of the date of this Prospectus, the Fund’s Class C shares have not commenced operations.   Each Class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges, minimum investment requirements and expenses.  Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund, but are subject to higher 12b-1 fees than Class A shares.  Class I shares are available only through certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund and are subject to a minimum initial investment of $100,000.  Investors interested in Class I shares should call 1-888-884-8099 for a prospectus and additional information.

CLASS A SHARES

Class A shares are sold at the public offering price (net asset value (“NAV”) plus any applicable front-end sales charge).  The front-end sales charge is deducted from the amount of your investment.  In some cases, reduced initial sales charges for the purchase of Class A shares may be available, as described below.  Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

The public offering price of Class A shares is the next determined NAV per share plus a sales charge as shown in the following table:

	Sales Charge as % of:		Dealer
Amount of Investment	Public Offering Price	Net Amount Invested	Reallowance as % of Public Offering Price
Less than $50,000	4.00%	4.17%	3.50%
$50,000 but less than $100,000	3.50%	3.63%	3.00%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.85%
$1,000,000 or more	None	None	None

From time to time, dealers who receive reallowances from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Under certain circumstances, the Distributor may increase or decrease the reallowance to brokers.  The Distributor receives that portion of the initial sales charge which is not reallowed to the brokers who sell shares of the Fund.

See “Waiver of Class A Sales Charge” and “Reduced Class A Sales Charge” below for information on ways for investors to reduce or eliminate sales charges.  More details about these programs and each class of shares are contained in the SAI.

Waiver of Class A Sales Charge.  There is no front-end sales charge if you invest $1 million or more in Class A shares of the Fund or on the following purchases:

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•
Clients, including “wrap” accounts for the benefit of such clients, of broker-dealers, investment advisers, financial planners and other financial intermediaries if the broker-dealer, investment adviser, financial planner or financial intermediary has made arrangements with the Fund permitting them to do so.  The broker-dealer, investment adviser, financial planner or financial intermediary must notify the Fund that an investment qualifies as a purchase at NAV.

•
Employer-sponsored retirement plans described in Section 401(a), 401(k), 401(m) or 457 of the Internal Revenue Code with assets of $1 million or more and whose accounts are held through an Omnibus or Network Level 3 account arrangement.

•
Qualified groups that have at least 10 members, have been in existence for at least 6 months, have some purpose in addition to the purchase of mutual funds at a discount, have agreed to include fund sales publications in mailings to members and have made satisfactory arrangements for conducting transactions with the Fund.  To establish a group purchase program, the group and each participant must complete an account application.  Please call the Transfer Agent at 1-888-884-8099 for further information and assistance regarding qualified group purchases.

•
Purchases by broker-dealers who have a sales agreement with the Distributor and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

•
Trustees, directors, officers and employees of the Fund, the Adviser, the Distributor and the Transfer Agent, including members of the immediate families of such individuals and trusts, profit-sharing or other benefit plans established by such entities.

Reduced Class A Sales Charge. You may purchase Class A shares of the Fund at a reduced sales charge shown in the table above if you purchase shares through the Rights of Accumulation Program or by signing a Letter of Intent.  The following purchasers may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent (“Qualified Purchasers”):

•	An individual, an individual’s spouse or an individual’s children under the age of 21;
•	A trustee or other fiduciary purchasing shares for a single fiduciary account;
•	employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmations of such purchases are provided; or
•	an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts held in Class A shares of the Fund may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:
•	Individual accounts
•	Joint tenant with rights of survivorship accounts
•	Uniform gifts/transfers to minor accounts (“UGMA/UTMA”)
•	Estate accounts
•	Guardian/Conservator accounts

14

•	IRA Accounts, including Traditional, Roth, SEP, SIMPLE and 403(b)(7) custodial accounts
•	Coverdell Education Savings Accounts

Right of Accumulation Program.  A Qualified Purchaser may include the value of his existing holdings in any class of shares of The RAM Funds sold with a front-end sales charge to determine his Class A sales charge.  Breakpoints are derived from the daily NAV at the market close, the current combined NAV at the time of purchase and the gross amount of the new purchase.

Letter of Intent. A Letter of Intent allows a Qualified Purchaser to qualify for a reduced sales charge shown on the chart above by indicating his intent to invest a specific amount in Class A shares of The RAM Funds with a front-end sales charge over the next 13 months.  The minimum initial investment under a Letter of Intent is $10,000.  Purchases made up to 90 days prior to establishing a Letter of Intent may be included as part of your intended purchase.  If you do not buy enough shares during the 13 month period to qualify for the projected reduced sales charge, your sales charge will be recalculated to reflect your actual purchases.  During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow and any additional sales charges will be deducted from your escrow account.

Other Information. You must notify the Transfer Agent at the time of purchase that your purchase qualifies for a waiver of a sales charge or a reduced sales charge under the Rights of Accumulation Program or Letter of Intent and you must provide adequate information to verify your qualification.  If you purchase shares through a broker or other financial intermediary, you must inform your financial intermediary of the existence of all your accounts that may be combined in order to obtain a reduced sales charge.  You may be required to provide your financial intermediary or the Transfer Agent certain information to verify your eligibility for a waived or reduced sales charge, including, to the extent applicable, the following: (i) information or records regarding Fund shares held in all your accounts at the Fund or financial intermediary; (ii) information or records regarding Fund shares held in any of your accounts at other financial intermediaries; and (iii) information or records regarding Fund shares held at any financial intermediary by related parties to you, such as members of your family or household.  You should contact your broker or the Transfer Agent for more information about waived or reduced sales charges and the Right of Accumulation and Letter of Intent.

Other Information about Sales Charges. Information regarding the Fund’s sales charges, as well as information regarding reduced sales charges and waived sales charges, is available on the Fund’s website at www.theramfunds.com.  Additional information is available by calling the Fund at 1-888-884-8099.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class A shares (the “Plan”).  The Plan allows the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Fund’s shares.  Expenses related to the distribution and servicing of the Fund’s shares may include payments to securities dealers and other persons who are engaged in the sale of shares of

15

the Fund and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the Transfer Agent or the Fund; expenses of preparing, printing or distributing prospectuses and SAIs and reports for recipients other than existing shareholders of the Fund; and any other expenses related to the distribution and servicing of the Fund’s shares.  Under the Plan, the Fund may pay a fee of up to 0.25% per annum of its average daily net assets that are allocable to Class A shares.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Adviser may make additional payments to securities dealers and other financial organizations from its own revenues based on the amount of customer assets maintained in the Fund by such organizations.  The payment by the Adviser of any such additional compensation will not affect the expense ratio of the Fund.

HOW THE FUND VALUES ITS SHARES

The offering price (NAV plus any applicable sales charge) of Class A shares of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business.  Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.  The Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations.  However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Your order to purchase or redeem shares is priced at the next offering price calculated after your order is received in proper form by the Fund.  See “How to Buy Shares” and “How to Redeem Shares” for a description of the “proper form” for purchase and redemption orders, respectively.

HOW TO BUY SHARES

Class A shares are available for purchase from the Fund every day the NYSE is open for business, at the public offering price (NAV plus any applicable sales charge) next calculated after receipt of a purchase order in proper form.  The Fund reserves the right to reject any purchase request.  Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary.  The Fund mails you confirmations of all purchases or redemptions of Fund shares.  Certificates representing shares are not issued.

16

Minimum Initial Investment

The minimum initial investment in the Fund is $5,000, except an IRA or a gift to minors, for which the minimum initial investment is $1,000.  These minimum investment requirements may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.
•	Enclose a check payable to the Fund.
•	Please add a reference to Class A shares on your check to ensure proper crediting to your account.
•	Mail the application and the check to the Transfer Agent at the following address:

The RAM Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shares will be issued at the public offering price next computed after receipt of your application and check.  All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions.  The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders.  In addition, the Fund does not accept checks made payable to third parties.  When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase.  If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check.  Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total.  The transaction will appear on your bank statement.  Your original check will be destroyed once processed, and you will not receive your canceled check back.  If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-884-8099 to obtain the necessary information to instruct your financial institution to wire your investment.  A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

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The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion.  Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund.  An order is considered received when U.S. Bank, N.A., the Fund’s custodian, receives payment by wire.  If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made.  See “Opening an Account – By Mail” above.  Your financial institution may charge a fee for wiring funds.  Shares will be issued at the public offering price next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution.  Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the public offering price next determined after your order is received by such organization in proper form.  These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund.  These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.  Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA or gifts or transfers to minors’ account, which must be in amounts of at least $50.  Additional purchases must be submitted in proper form as described below.  Additional purchases may be made:

•
By sending a check, made payable to the Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Be sure to note your account number on the memo line of your check.  The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

•	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution.  The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month.  The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges.  Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Social Security recipients may have all or a portion of their social security check transferred automatically to

18

purchase shares of the Fund. Please call 1-888-884-8099 for more information about the automatic investment plan and direct deposit plans.

Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.  As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other entities.  Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified.  The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.  If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares.  The Fund does not accommodate frequent purchases or redemptions of Fund shares.

The Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund.  The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies.  The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity.  When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to

19

frequent trading.  Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading.  The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries.  The Fund may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus.  The Fund’s policies and procedures to prevent market timing are applied uniformly to all shareholders.  These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and look for activity that may indicate potential frequent trading or market timing.  If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client.  Each intermediary that offers the Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading.  Intermediaries may apply frequent trading policies that differ from those described in this Prospectus.  If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV.  Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below.  Redemption requests may be made by mail or by telephone.

By Mail.  You may redeem shares by mailing a written request to The RAM Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees.  If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed.  If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed.  The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association.  Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted.  A notary public cannot provide a signature guarantee.  The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

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Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account.  Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone.  Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.  Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application.  Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.  Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded.  If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions.  In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone.  If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution.  You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form.  NAV is normally determined as of 4:00 p.m., Eastern time.  Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received.  These organizations may be authorized to designate other intermediaries to act in this capacity.  Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form.  Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days.  A requested wire of redemption proceeds normally will be sent on the business day following the redemption request.  However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

21

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $5,000 ($1,000 for IRA accounts or gifts to minors accounts) due to shareholder redemptions.  This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund’s NAV.  Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each.  There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges.  Telephone the Transfer Agent toll-free at 1-888-884-8099 for additional information.

Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.”  This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets).  A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed.  When you sell these securities, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December.  Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash.  The Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders.  The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates.  In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction.  Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets.  Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors

22

that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year.  Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct.  Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s Class A shares for the period of their operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in Class A shares of the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund at 1-888-884-8099.

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THE RAM SMALL/MID CAP FUND – CLASS A

Per share data for a share outstanding throughout each period:
	Year	Period
	Ended	Ended
	November 30,	November 30,
	2010	2009(a)

Net asset value at beginning of period	$12.72	$10.00

Income from investment operations:
Net investment income	0.29	0.07
Net realized and unrealized gains on investments	1.00	2.68
Total from investment operations	1.29	2.75

Less distributions:
From net investment income	(0.14)	(0.03)
From net realized gains on investments	(0.13)	-
Total distributions	(0.27)	(0.03)

Net asset value at end of period	$13.74	$12.72

Total return (b)	10.18%	27.55%	(c)

Net assets at end of period (000's)	$1,152	$1,857

Ratio of net expenses to average net assets (d)	1.30%	1.30%	(e)

Ratio of net investment income to average net assets	1.86%	0.72%	(e)

Portfolio turnover rate	49%	35%	(c)

(a)	Represents the period from the commencement of operations (December 22, 2008) through November 30, 2009.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)	Not annualized.

(d)	Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.91% and 9.05%(e) for the periods ended November 30, 2010 and 2009, respectively.

(e)	Annualized.

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Customer Privacy Notice

FACTS	WHAT DOES RAM FUNDS (the “Trust”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-884-8099

25

Who we are
Who is providing this notice?	RAM Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing  for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.
▪ Riazzi Asset Management, LLC, the investment adviser to the Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Trust does not jointly market.

26

FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Additional information about the Fund’s investments will be available in the annual and semiannual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.theramfunds.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address.  This process, known as “Householding,” is used for most required shareholder mailings.  (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund.  You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C.  Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

SEC File No. 811-22162

27

PROSPECTUS
April 1, 2011

R A M
F U N D S

THE RAM SMALL/MID CAP FUND
CLASS C SHARES (TICKER TO BE INSERTED)

Risk/Return Summary	2
Investment Objective, Investment Strategies and Related Risks	7
Fund Management	9
Choosing a Share Class	12
Distribution Plan	13
How the Fund Values its Shares	13
How to Buy Shares	14
How to Redeem Shares	17
Dividends, Distributions and Taxes	20
Customer Privacy Notice	21
For Additional Information	back cover

For information or assistance in opening an account,
please call toll-free 1-888-884-8099.

This Prospectus has information about the Fund that you should know before you invest.
You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The RAM Small/Mid Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation; current income is a secondary consideration.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses(1)	2.81%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	4.67%
Less: Fee Reductions and Expense Reimbursements (2)	2.61%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	2.06%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)
Riazzi Asset Management, LLC has contractually agreed, until April 1, 2012, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund’s Class C shares to an amount not exceeding 2.05% of the average daily net assets allocable to such shares.  Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation.  This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund’s Class C shares remain the same, except that the contractual agreement to limit expenses remains in effect only until April 1, 2012 .  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$209	$1,174	$2,145	$4,600

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies.  Riazzi Asset Management, LLC (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between $100 million and $8 billion at the time of purchase.  The Adviser seeks to identify industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street.   The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.  The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective.  Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk
The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk
Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.

Small-Cap Company Risk
The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations.  Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies.  Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies.  Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies.  Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile.

Investment Style and Management Risk
The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  The Fund’s value style may go out of favor with investors, negatively impacting the Fund’s performance.  In addition, the Adviser may select investments that fail to appreciate as anticipated.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class A shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class A shares compare with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The impact of sales charges and taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.   Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

Class A Performance*

During the period shown in the bar chart, the highest return for a quarter was 17.64% during the quarter ended September 30, 2009 and the lowest return for a quarter was -10.95% during the quarter ended June 30, 2010 .

*
Class C shares of the Fund have not commenced operations as of the date of this Prospectus and therefore have no performance history to report.  The returns above are for Class A shares, which are not offered in this Prospectus, but would have substantially similar returns because Class C shares are invested in the same portfolio of securities.  The annual returns of Class C shares would differ from the performance of Class A shares only to the extent that the Classes do not have the same expenses or inception dates.

Average Annual Total Returns for Periods Ended December 31, 2010

The table below shows how the average annual total returns of the Fund’s Class A shares compare with those of the Russell 2500 Value Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RAM Small/Mid Cap Fund Class A Shares	1 Year	Since Inception (December 22, 2008)

Return Before Taxes	4.69%	19.09%
Return After Taxes on Distributions	2.82%	17.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.98%	15.90%

Russell 2500 Value Index	24.82%	29.39%

MANAGEMENT OF THE FUND

Riazzi Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager
Michelle E. Stevens, CFA, is a Principal and the Chief Investment Officer of the Adviser and is responsible for the day-to-day management of the Fund’s portfolio.  Ms. Stevens has managed the Fund’s portfolio since its inception in 2008.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment
$5,000 ($1,000 for IRA and UGMA/UTMA accounts)

Minimum Additional Investment
$100 ($50 for IRA and UGMA/UTMA accounts)

To Place Orders

By Mail:
The RAM Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

By Bank Wire: Call 1-888-884-8099 for assistance.

General Information
You may purchase or redeem (sell) Class C shares of the Fund on each day that the New York Stock Exchange is open for business. Orders are processed at the net asset value next calculated after the Fund receives your request in proper form. Transactions may be initiated by written request, by telephone or through your financial intermediary.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
The Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.   The Board of Trustees has reserved the right to change the investment objective of the Fund without shareholder approval.  If such a change is made, the Fund’s shareholders will be provided with at least 60 days advance written notice of the change.

Investment Strategies
The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

•	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

•
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates.  Trends in balance sheet items, including inventories, account receivables and payables, are scrutinized as well.

•	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

•	Accounting Policies and Management – The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will typically sell a security in the Fund’s portfolio under one or more of the following circumstances:

•	When the security’s expected appreciation has been reached or is no longer probable;
•	If the Adviser identifies alternative securities that are more attractive; or
•	If the security’s valuation relative to its peer group is no longer attractive.

Investment Risks

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.  At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk.  Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.  In addition, in many instances, the securities of mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.  Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Small-Cap Company Risk. The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations.  Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies.  Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies.  Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies.  Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile. In addition, in many instances, the securities of small-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of small-cap companies may be subject to greater price fluctuations.  Small-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  The Fund’s value style may go out of favor with investors, negatively impacting the Fund’s performance.  In addition, the Adviser may select investments that fail to appreciate as anticipated.

Other Principal Risks

•	You could lose money by investing in the Fund.
•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund may not be appropriate for use as a complete investment program.
•	There is no guarantee that the Fund will achieve its investment objective.

In addition to the principal strategies and risks described above, the Fund may invest, to a lesser extent, in other types of securities whose risks are described below.

Foreign Securities.  The Fund may invest up to 15% of its total assets in foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts (“ADRs”).  ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.  ADRs are subject to risks similar to those associated with direct investment in foreign securities.  Investments in foreign securities involve risks that may be different from those of U.S. securities.  Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States.  Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries.  In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Exchange Traded Funds (“ETFs”).  The Fund may invest in ETFs.  ETFs typically hold a portfolio of securities designed to track the performance of a particular index.  ETFs are subject to the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Money Market Instruments and Temporary Defensive Positions.  The Fund will typically hold a portion of its assets in money market instruments, including cash, cash equivalent securities, short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”).  The Fund will invest in Money Market Instruments to maintain liquidity or pending the selection of investments.  From time to time, the Fund also may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments.  To the extent that the Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds’ advisory fees and other operating expenses.  As a result of taking a temporary defensive position, the Fund may not achieve its investment objective.

FUND MANAGEMENT

The Investment Adviser

Riazzi Asset Management, LLC, 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, serves as the investment adviser to the Fund.  The Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.  The Adviser was organized in 2007 by John C. Riazzi and also provides investment advisory services to individuals, banks, corporations and charitable organizations.

For its services, the Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.85% of its average daily net assets.  The Adviser has agreed, until April 1, 2012 , to reduce its investment advisory fees and to reimburse Fund expenses to the extent necessary to limit annual ordinary operating expenses of the Fund’s Class C shares (excluding brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses) to 2.05% of average daily net assets.  Any such fee reduction by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the foregoing expense limitations, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in its most recent approval of the Fund’s investment advisory contract with the Adviser, including the Board’s conclusions with respect thereto, is included in the Fund’s annual report for the year ended November 30, 2010 .

Portfolio Manager

Michelle E. Stevens, CFA, is the portfolio manager for the Fund and has managed the Fund since its inception.  Ms. Stevens joined the Adviser in 2008 and is a Principal and the Chief Investment Officer of the Adviser.  From 2001 until 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC.  Ms. Stevens was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund, the Transamerica Premier Institutional Small Cap Value Fund and the Transamerica Value Balanced Fund (Equity) and also managed institutional and retail separately managed accounts in the value equity discipline while at Transamerica.  Prior to 2001, she was Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.

The Statement of Additional Information (“SAI”) provides additional information about Ms. Stevens' compensation, other accounts managed by Ms. Stevens and her ownership of shares of the Fund.

Prior Performance of Michelle E. Stevens

Prior to joining the Adviser, Ms. Stevens was the Chief Investment Officer for value equity at Transamerica Investment Management, LLC and was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund.  During her tenure as lead portfolio manager, Ms. Stevens was solely responsible for the day-to-day management of the Transamerica Small/Mid Cap Value Fund and had full discretionary authority over the selection of its investments.  The entire investment and research team that supported her in managing the Transamerica Small/Mid Cap Value Fund is now employed by the Adviser and supports Ms. Stevens in managing the Fund.  The Transamerica Small/Mid Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small/Mid Cap Fund.  In managing the Transamerica Small/Mid Cap Value Fund, Ms. Stevens used a “value” style of investing that seeks to identify industries and business models that are believed to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street.  This is the same “value” style of investing that Ms. Stevens uses in managing the Fund.

A line graph depicting the change in value of a $10,000 investment in the Class C shares of the Transamerica Small/Mid Cap Value Fund and the average annual total returns of the Class C and Class I shares of the Transamerica Small/Mid Cap Value Fund during Ms. Stevens’ tenure as portfolio manager from March 1, 2004 to September 30, 2008, compared with the performance of the Russell 2500 Value Index, is set forth below.  Historical performance is not indicative of future performance.  The Transamerica Small/Mid Cap Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the RAM Small/Mid Cap

Fund.  Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.  This performance does not include the performance of other accounts managed by Ms. Stevens, but the exclusion of these accounts does not cause the performance to be misleading.

TRANSAMERICA SMALL/MID CAP VALUE FUND – CLASS C1

Comparison of the Change in Value of a $10,000 Investment Made in the Transamerica Small/Mid Cap Value Fund – Class C Shares versus the Russell 2500 Value Index

[Line Graph to be Inserted]

Transamerica Small/Mid Cap Value Fund Average Annual Total Returns For the periods ended September 30, 20081	1 Year	3 Years	Since Inception2
Transamerica Small/Mid Cap Value Fund Class C Shares3	[ ]	[ ]	[ ]
Russell 2500 Value Index4	-15.79%	0.60%	5.06%
Transamerica Small/Mid Cap Value Fund Class I Shares5	-18.98%	n/a	6.24%
Russell 2500 Value Index4	-15.79%	0.60%	0.98%

1
The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of all fees and expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

2
Ms. Stevens managed the share classes of the Transamerica Small/Mid Cap Value Fund during the following dates: Class C shares (March 1, 2004 until September 30, 2008) and Class I shares (from the commencement of operations on November 15, 2005 until September 30, 2008).

3
The expense ratio of Class C shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2004, 2005, 2006, 2007 and 2008 was 2.07%, 2.20%, 2.08%, 2.04% and 2.04%.  The expense ratio of the Class C shares of the RAM Small/Mid Cap Fund is estimated to be 2.07% for the fiscal year ending November 30, 2010.  The use of the RAM Small/Mid Cap Fund’s expense structure would have lowered the performance results achieved by the Transamerica Small/Mid Cap Value Fund for the fiscal years ended October 31, 2007 and 2008.  The Class C shares of the Transamerica Small/Mid Cap Value Fund are subject to a 1.00% 12b-1 distribution fee and a 1.00% contingent deferred sales charge if redeemed during the first 12 months of purchase.

4
The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

5
The expense ratio of Class I shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2006, 2007 and 2008 was 0.86%, 0.85% and 0.85%.  These expenses are lower than the 1.05% net expense ratio for Class I shares of the RAM Small/Mid Cap Fund for the fiscal year ended November 30, 2009. The use of the RAM Small/Mid Cap Fund’s expense structure would have lowered the performance results achieved by the Class I shares of the Transamerica Small/Mid Cap Value Fund for the fiscal years ended October 2006, 2007 and 2008.  The Class I shares of the Transamerica Small/Mid Cap Value Fund are not subject to any 12b-1 distribution fee or sales charge.

The Administrator

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent.  Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

CHOOSING A SHARE CLASS

Through this Prospectus, the Fund is offering Class C shares.  The Fund also offers Class A and Class I shares which are sold through separate prospectuses (each a “Class” and collectively the “Classes”).  Each class represents an interest in the same portfolio of investments and has the same rights, but differ primarily in sales charges, minimum investment requirements and expenses.  Class A shares are sold subject to an initial sales charge, but are subject to lower 12b-1 fees than Class C shares.  Class I shares are available only through certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund and are subject to a minimum initial investment of $100,000.  Investors interested in Class A or Class I shares should call 1-888-884-8099 for a prospectus and additional information.

CLASS C SHARES

Class C shares are sold at net asset value without an initial sales charge so that the full amount of your purchase payment will be immediately invested in the Fund.  Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund’s average daily net assets allocable to Class C shares.  Because in most cases it is more advantageous to purchase Class A shares for amounts of $1 million or more, a request to purchase Class C shares for $1 million or more will be considered a purchase request for Class A shares or declined.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class C shares (the “Plan”).  The Plan allows the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Fund’s shares.  Expenses related to the distribution and servicing of the Fund’s shares may include payments to securities dealers and other persons who are engaged in the sale of shares of the Fund and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the Transfer Agent or the Fund; expenses of preparing, printing or distributing prospectuses and SAIs and reports for recipients other than existing shareholders of the Fund; and any other expenses related to the distribution and servicing of the Fund’s shares.  Under the Plan, the Fund may pay a fee of up to 1.00% per annum of its average daily net assets that are allocable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee).  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Adviser may make additional payments to securities dealers and other financial organizations from its own revenues based on the amount of customer assets maintained in the Fund by such organizations.  The payment by the Adviser of any such additional compensation will not affect the expense ratio of the Fund.

HOW THE FUND VALUES ITS SHARES

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business.  Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.  The Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations.  However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Fund.  See “How to Buy Shares” and “How to Redeem Shares” for a description of the “proper form” for purchase and redemption orders, respectively.

HOW TO BUY SHARES

Class C shares are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form.  The Fund reserves the right to reject any purchase request.  Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary.  The Fund mails you confirmations of all purchases or redemptions of Fund shares.  Certificates representing shares are not issued.

Minimum Initial Investment

The minimum initial investment in the Fund is $5,000, except an IRA or a gift to minors, for which the minimum initial investment is $1,000.  These minimum investment requirements may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.
•	Enclose a check payable to the Fund.
•	Please add a reference to Class C shares on your check to ensure proper crediting to your account.
•	Mail the application and the check to the Transfer Agent at the following address:

The RAM Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check.  All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions.  The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders.  In addition, the Fund does not accept checks made payable to third parties.  When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase.  If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check.  Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total.  The transaction will appear on your bank statement.  Your original check will be destroyed once processed, and you will not receive your canceled check back.  If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-884-8099 to obtain the necessary information to instruct your financial institution to wire your investment.  A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion.  Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund.  An order is considered received when U.S. Bank, N.A., the Fund’s custodian, receives payment by wire.  If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made.  See “Opening an Account – By Mail” above.  Your financial institution may charge a fee for wiring funds.  Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution.  Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form.  These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund.  These organizations may be the shareholders of record of your shares.  The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.  Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA or gifts or transfers to minors’ account, which must be in amounts of at least $50.  Additional purchases must be submitted in proper form as described below.  Additional purchases may be made:

•
By sending a check, made payable to the Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Be sure to note your account number on the memo line of your check.  The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

•	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution.  The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month.  The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges.  Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Fund.  Please call 1-888-884-8099 for more information about the automatic investment plan and direct deposit plans.

Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.  As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other entities.  Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified.  The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.  If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares.  The Fund does not accommodate frequent purchases or redemptions of Fund shares.

The Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund.  The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies.  The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity.  When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading.  Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading.  The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries.  The Fund may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus.  The Fund’s policies and procedures to prevent market timing are applied uniformly to all shareholders.  These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or market timing.  If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client.  Each intermediary that offers the Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading.  Intermediaries may apply frequent trading policies that differ from those described in this Prospectus.  If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below.  Redemption requests may be made by mail or by telephone.

By Mail.  You may redeem shares by mailing a written request to The RAM Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees.  If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed.  If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed.  The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association.  Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted.  A notary public cannot provide a signature guarantee.  The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account.  Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone.  Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.  Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application.  Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.  Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded.  If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions.  In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone.  If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution.  You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form.  NAV is normally determined as of 4:00 p.m., Eastern time.  Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received.  These organizations may be authorized to designate other intermediaries to act in this capacity.  Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form.  Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days.  A requested wire of redemption proceeds normally will be sent on the business day following the redemption request.  However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $5,000 ($1,000 for IRA accounts or gifts to minors accounts) due to shareholder redemptions.  This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund’s NAV.  Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each.  There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges.  Telephone the Transfer Agent toll-free at 1-888-884-8099 for additional information.

Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.”  This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets).  A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed.  When you sell these securities, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December.  Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash.  The Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders.  The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates.  In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction.  Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets.  Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year.  Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct.  Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

Customer Privacy Notice

FACTS	WHAT DOES RAM FUNDS (the “Trust”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-884-8099

Who we are
Who is providing this notice?	RAM Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing  for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.
▪ Riazzi Asset Management, LLC, the investment adviser to the Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Trust does not jointly market.

FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Additional information about the Fund’s investments will be available in the annual and semiannual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.theramfunds.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

SEC File No. 811-22162

PROSPECTUS
April 1, 2011

R A M
F U N D S

THE RAM SMALL/MID CAP FUND
CLASS I SHARES (SMBKX)

Risk/Return Summary	2
Investment Objective, Investment Strategies and Related Risks	6
Fund Management	8
How the Fund Values its Shares	11
How to Buy Shares	12
How to Redeem Shares	15
Dividends, Distributions and Taxes	17
Financial Highlights	19
Customer Privacy Notice	20
For Additional Information	back cover

For information or assistance in opening an account,
please call toll-free 1-888-884-8099.

This Prospectus has information about the Fund that you should know before you invest.
You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined if this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The RAM Small/Mid Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation; current income is a secondary consideration.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	2.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.92%
Less: Fee Reductions and Expense Reimbursements (1)	1.86%
Total Annual Fund Operating Expenses After Fee Reductions and Expense Reimbursements	1.06%

(1)
Riazzi Asset Management, LLC has contractually agreed, until April 1, 2012, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund’s Class I shares to an amount not exceeding 1.05% of the average daily net assets allocable to such shares.  Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation.  This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I shares remain the same, except that the contractual agreement to limit expenses remains in effect only until April 1, 2012 .  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$728	$1,374	$3,109

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies.  Riazzi Asset Management, LLC (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between $100 million and $8 billion at the time of purchase.  The Adviser seeks to identify industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street.   The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.  The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective.  Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk
The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk
Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of  mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.

Small-Cap Company Risk
The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations.  Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies.  Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies.  Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies.  Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile.

Investment Style and Management Risk
The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  The Fund’s value style may go out of favor with investors, negatively impacting the Fund’s performance.  In addition, the Adviser may select investments that fail to appreciate as expected.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing the performance of the Fund’s Class I shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class I shares compare with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.  Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

During the period shown in the bar chart, the highest return for a quarter was 10.37% during the quarter ended December 31, 2010 and the lowest return for a quarter was -10.91% during the quarter ended June 30, 2010 .

Average Annual Total Returns for Periods Ended December 31, 2010

The table that follows shows how the average annual total returns of the Fund’s Class I shares compare with those of the Russell 2500 Value Index.  The table also presents the impact of taxes on the Fund’s returns.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RAM Small/Mid Cap Fund Class I Shares	1 Year	Since Inception (April 1, 2009)
Return Before Taxes	9.22%	25.84%
Return After Taxes on Distributions	7.29%	24.26%
Return After Taxes on Distributions and Sale of Fund Shares	6.95%	21.63%

Russell 2500 Value Index	24.82%	43.06%

MANAGEMENT OF THE FUND

Riazzi Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager
Michelle E. Stevens, CFA, is a Principal and the Chief Investment Officer of the Adviser and is responsible for the day-to-day management of the Fund’s portfolio.  Ms. Stevens has managed the Fund’s portfolio since its inception in 2008.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment
$100,000

Minimum Additional Investment
$5,000

To Place Orders

By Mail:
The RAM Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

By Bank Wire: Call 1-888-884-8099 for assistance.

General Information
You may purchase or redeem (sell) Class I shares of the Fund on each day that the New York Stock Exchange is open for business.  Orders are processed at the net asset value next calculated after the Fund receives your request in proper form.  Transactions may be initiated by written request, by telephone or through your financial intermediary.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
The Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.   The Board of Trustees has reserved the right to change the investment objective of the Fund without shareholder approval.  If such a change is made, the Fund’s shareholders will be provided with at least 60 days advance written notice of the change.

Investment Strategies
The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

•	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

•
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates.  Trends in balance sheet items, including inventories, account receivables, and payables, are scrutinized as well.

•	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

•	Accounting Policies and Management – The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will typically sell a security in the Fund’s portfolio under one or more of the following circumstances:

•	When the security’s expected appreciation has been reached or is no longer probable;
•	If the Adviser identifies alternative securities that are more attractive; or
•	If the security’s valuation relative to its peer group is no longer attractive.

Investment Risks

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements.  Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.  A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.  At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk. Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies.  Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies.  Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.  In addition, in many instances, the securities of mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.  Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Small-Cap Company Risk. The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations.  Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies.  Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies.  Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies.  Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile. In addition, in many instances, the securities of small-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.  Therefore, the securities of small-cap companies may be subject to greater price fluctuations.  Small-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies.  The Fund’s value style may go out of favor with investors, negatively impacting the Fund’s performance.  In addition, the Adviser may select investments that fail to appreciate as anticipated.

Other Principal Risks

•	You could lose money by investing in the Fund.
•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund may not be appropriate for use as a complete investment program.
•	There is no guarantee that the Fund will achieve its investment objective.

In addition to the principal strategies and risks described above, the Fund may invest, to a lesser extent, in other types of securities whose risks are described below.

Foreign Securities.  The Fund may invest up to 15% of its total assets in foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts (“ADRs”).  ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.  ADRs are subject to risks similar to those associated with direct investment in foreign securities.  Investments in foreign securities involve risks that may be different from those of U.S. securities.  Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States.  Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries.  In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Exchange Traded Funds (“ETFs”).  The Fund may invest in ETFs.  ETFs typically hold a portfolio of securities designed to track the performance of a particular index.  ETFs are subject to the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Money Market Instruments and Temporary Defensive Positions.  The Fund will typically hold a portion of its assets in money market instruments, including cash, cash equivalent securities, short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”).  The Fund will invest in Money Market Instruments to maintain liquidity or pending the selection of investments.  From time to time, the Fund also may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments.  To the extent that the Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds’ advisory fees and other operating expenses.  As a result of taking a temporary defensive position, the Fund may not achieve its investment objective.

FUND MANAGEMENT

The Investment Adviser

Riazzi Asset Management, LLC, 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, serves as the investment adviser to the Fund.  The Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.  The Adviser was organized in 2007 by John C. Riazzi and also provides investment advisory services to individuals, banks, corporations and charitable organizations.

For its services, the Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.85% of its average daily net assets.  The Adviser has agreed, until April 1, 2012 , to reduce its investment advisory fees and to reimburse Fund expenses to the extent necessary to limit annual ordinary operating expenses of the Fund’s Class I shares (excluding brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses) to 1.05% of average daily net assets.  Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the foregoing expense limitations, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in its most recent approval of the Fund’s investment advisory contract with the Adviser, including the Board’s conclusions with respect thereto, is included in the Fund’s annual report for the year ended November 30, 2010 .

Portfolio Manager

Michelle E. Stevens, CFA, is the portfolio manager for the Fund and has managed the Fund since its inception.  Ms. Stevens joined the Adviser in 2008 and is a Principal and the Chief Investment Officer of the Adviser.  From 2001 until 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC.  Ms. Stevens was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund, the Transamerica Premier Institutional Small Cap Value Fund and the Transamerica Value Balanced Fund (Equity) and also managed institutional and retail separately managed accounts in the value equity discipline while at Transamerica.  Prior to 2001, she was Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.

The Statement of Additional Information (“SAI”) provides additional information about Ms. Stevens’ compensation, other accounts managed by Ms. Stevens and her ownership of shares of the Fund.

Prior Performance of Michelle E. Stevens

Prior to joining the Adviser, Ms. Stevens was the Chief Investment Officer for value equity at Transamerica Investment Management, LLC and was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund.  During her tenure as lead portfolio manager, Ms. Stevens was solely responsible for the day-to-day management of the Transamerica Small/Mid Cap Value Fund and had full discretionary authority over the selection of its investments.  The entire investment and research team that supported her in managing the Transamerica Small/Mid Cap Value Fund is now employed by the Adviser and supports Ms. Stevens in managing the Fund.  The Transamerica Small/Mid Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small/Mid Cap Fund.  In managing the Transamerica Small/Mid Cap Value Fund, Ms. Stevens used a “value” style of investing that seeks to identify industries and business models that are believed to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street.  This is the same “value” style of investing that Ms. Stevens uses in managing the Fund.

A line graph depicting the change in value of a $10,000 investment in the Class I shares of the Transamerica Small/Mid Cap Value Fund, and the average annual total returns of the Class A and Class I shares of the Transamerica Small/Mid Cap Value Fund, during Ms. Stevens’ tenure as portfolio manager, from March 1, 2004 to September 30, 2008, compared with the performance of the Russell 2500 Value Index, is set forth below.  Historical performance is not indicative of future performance.  The Transamerica Small/Mid Cap Value Fund is a separate fund and its historical performance is not indicative of the past or future performance of the RAM Small/Mid Cap Fund.  Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.  This performance does not include the performance of other accounts managed by Ms. Stevens, but the exclusion of these accounts does not cause the performance to be misleading.

TRANSAMERICA SMALL/MID CAP VALUE FUND – CLASS I1

Comparison of the Change in Value of a $10,000 Investment Made in the Transamerica Small/Mid Cap Value Fund – Class I Shares versus the Russell 2500 Value Index

Transamerica Small/Mid Cap Value Fund Average Annual Total Returns For the periods ended September 30, 20081	1 Year	3 Years	Since Inception2
Transamerica Small/Mid Cap Value Fund Class A Shares3 (with maximum sales charge of 5.50%)	-23.85%	2.13%	7.63%
Transamerica Small/Mid Cap Value Fund Class A Shares3 (NAV)	-19.41%	4.08%	8.96%
Russell 2500 Value Index4	-15.79%	0.60%	5.06%
Transamerica Small/Mid Cap Value Fund Class I Shares5	-18.98%	n/a	6.24%
Russell 2500 Value Index4	-15.79%	0.60%	0.98%

1
The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of all fees and expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

2
Ms. Stevens managed the share classes of the Transamerica Small/Mid Cap Value Fund during the following dates: Class A shares (March 1, 2004 until September 30, 2008) and Class I shares (from the commencement of operations on November 15, 2005 until September 30, 2008).

3
The expense ratio of Class A shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2004, 2005, 2006, 2007 and 2008 was 1.32%, 1.24%, 1.39%, 1.41% and 1.41%.  The net expense ratio of the Class A shares of the RAM Small/Mid Cap Fund was 1.30% for the fiscal year ended November 30, 2009.  The use of the RAM Small/Mid Cap Fund’s expense structure would have lowered the performance results achieved by the Class A shares of the Transamerica Small/Mid Cap Value Fund for the fiscal year ended October 31, 2005.  The Class A shares of the Transamerica Small/Mid Cap Value Fund are subject to a 0.25% 12b-1 distribution fee and a 5.50% maximum initial sales charge.

4
The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

5
The expense ratio of Class I shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2006, 2007 and 2008 was 0.86%, 0.85% and 0.85%.  These expenses are lower than the 1.05% net expense ratio for Class I shares of the RAM Small/Mid Cap Fund for the fiscal year ended November 30, 2009. The use of the RAM Small/Mid Cap Fund’s expense structure would have lowered the performance results achieved by the Class I shares of the Transamerica Small/Mid Cap Value Fund for the fiscal years ended October 31, 2006, 2007 and 2008.  The Class I shares of the Transamerica Small/Mid Cap Value Fund are not subject to any 12b-1 distribution fees or sales charges.

The Administrator

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent.  Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business.  Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.  The Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations.  However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Fund.  See “How to Buy Shares” and “How to Redeem Shares” for a description of the “proper form” for purchase and redemption orders, respectively.

HOW TO BUY SHARES

Class I shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund.  These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions.  Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

The Fund may also offer Class A shares and Class C shares that are offered in separate prospectuses; as of the date of this Prospectus, the Fund’s Class C shares have not commenced operations.  Each class of shares represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges, minimum investment requirements and expenses.  Investors interested in Class A shares should call 1-888-884-8099 for a prospectus and/or additional information.

Class I shares are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form.  The Fund reserves the right to reject any purchase request.  The Fund mails you confirmations of all purchases or redemptions of Fund shares.  Certificates representing shares are not issued.

Minimum Initial Investment

The minimum initial investment in Class I shares of the Fund is $100,000.  The minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding individual retirement accounts) sponsored by financial services firms that have entered into appropriate arrangements with the Fund, employees of the Adviser, or otherwise by the Fund in its discretion.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.
•	Enclose a check payable to the Fund.
•	Please add a reference to Class I shares on your check to ensure proper crediting to your account.
•	Mail the application and the check to the Transfer Agent at the following address:

The RAM Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check.  All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions.  The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders.  In addition, the Fund does not accept checks made payable to third parties.  When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase.  If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check.  Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total.  The transaction will appear on your bank statement.  Your original check will be destroyed once processed, and you will not receive your canceled check back.  If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-884-8099 to obtain the necessary information to instruct your financial institution to wire your investment.  A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion.  Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund.  An order is considered received when U.S. Bank, N.A., the Fund’s custodian, receives payment by wire.  If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made.  See “Opening an Account – By Mail” above.  Your financial institution may charge a fee for wiring funds.  Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution.  Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form.  These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund.  These organizations may be the shareholders of record of your shares.  The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.  Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $5,000.  Additional purchases must be submitted in proper form as described below.  Additional purchases may be made:

•
By sending a check, made payable to the Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Be sure to note your account number on the memo line of your check.  The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

•	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.

•	Through your brokerage firm or other financial institution.

Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.  As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other entities.  Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified.  The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.  If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares.  The Fund does not accommodate frequent purchases or redemptions of Fund shares.

The Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund.  The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies.  The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity.  When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading.  Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading.  The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries.  The Fund may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus.  The Fund’s policies and procedures to prevent market timing are applied uniformly to all shareholders.  These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and look for activity that may indicate potential frequent trading or market timing.  If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client.  Each intermediary that offers the Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading.  Intermediaries may apply frequent trading policies that differ from those described in this Prospectus.  If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV.  Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below.  Redemption requests may be made by mail or by telephone.

By Mail.  You may redeem shares by mailing a written request to The RAM Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.  Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees.  If the shares to be redeemed have a value of greater than $50,000 , or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed.  If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed.  The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association.  Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted.  A notary public cannot provide a signature guarantee.  The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account.  Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone.  Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $100,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.  Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application.  Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.  Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded.  If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions.  In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone.  If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution.  You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form.  NAV is normally determined as of 4:00 p.m., Eastern time.  Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received.  These organizations may be authorized to designate other intermediaries to act in this capacity.  Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form.  Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days.  A requested wire of redemption proceeds normally will be sent on the business day following the redemption request.  However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $100,000 due to shareholder redemptions.  This does not apply, however, if the minimum balance requirement was waived by the Fund or the balance falls below the minimum solely because of a decline in the Fund’s NAV.  Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.”  This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets).  A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed.  When you sell these securities, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December.  Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash.  The Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders.  The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates.  In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction.  Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets.  Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year.  Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct.  Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of  the Fund’s Class I shares for the period of their operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Class I shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund at 1-888-884-8099.

THE RAM SMALL/MID CAP FUND – CLASS I

Per share data for a share outstanding throughout each period:
	Year	Period
	Ended	Ended
	November 30,	November 30,
	2010	2009(a)

Net asset value at beginning of period	$12.74	$9.94

Income from investment operations:
Net investment income	0.29	0.03
Net realized and unrealized gains on investments	1.04	2.77
Total from investment operations	1.33	2.80

Less distributions:
From net investment income	(0.12)	-
From net realized gains on investments	(0.13)	-
Total distributions	(0.25)	-

Net asset value at end of period	$13.82	$12.74

Total return (b)	10.50%	28.17%	(c)

Net assets at end of period (000's)	$7,455	$6,440

Ratio of net expenses to average net assets (d)	1.05%	1.05%	(e)

Ratio of net investment income to average net assets	2.18%	0.65%	(e)

Portfolio turnover rate	49%	35%	(c)

(a)	Represents the period from the commencement of operations (April 1, 2009) through November 30, 2009.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.91% and 3.67%(e) for the periods ended November 30, 2010 and 2009, respectively.

(e)	Annualized.

Customer Privacy Notice

FACTS	WHAT DOES RAM FUNDS (the “Trust”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-884-8099

Who we are
Who is providing this notice?	RAM Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing  for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.
▪ Riazzi Asset Management, LLC, the investment adviser to the Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Trust does not jointly market.

FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Additional information about the Fund’s investments will be available in the annual and semiannual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.theramfunds.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address.  This process, known as “Householding,” is used for most required shareholder mailings.  (It does not apply to confirmations of transactions and account statements, however).  You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund.  You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

SEC File No. 811-22162

THE RAM SMALL/MID CAP FUND
CLASS A SHARES (SMBOX)
CLASS I SHARES (SMBKX)

Investment Portfolios of
THE RAM FUNDS

Statement of Additional Information
April 1, 2011

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for Class A shares, Class I shares and Class C shares of the RAM Small/Mid Cap Fund dated April 1, 2011 , each of which may be supplemented from time to time.  This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses.  Copies of a Prospectus may be obtained without charge, upon request, by writing The RAM Funds at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling toll-free 1-888-884-8099.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	3
INVESTMENT RESTRICTIONS	10
CALCULATION OF SHARE PRICE AND OFFERING PRICE	11
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	12
SPECIAL SHAREHOLDER SERVICES	13
MANAGEMENT OF THE TRUST	14
INVESTMENT ADVISER	19
PORTFOLIO TRANSACTIONS	22
THE DISTRIBUTOR	23
OTHER SERVICE PROVIDERS	24
DISTRIBUTION PLANS	26
CHOOSING A SHARE CLASS	28
GENERAL INFORMATION	29
ADDITIONAL TAX INFORMATION	33
PERFORMANCE INFORMATION	35
FINANCIAL STATEMENTS	38
APPENDIX A (TRUST’S PROXY VOTING POLICIES AND PROCEDURES)	39
APPENDIX B (ADVISER’S PROXY VOTING POLICIES AND PROCEDURES)	42

STATEMENT OF ADDITIONAL INFORMATION

The RAM Funds (the “Trust”) is an open-end management investment company which currently offers one diversified investment portfolio: the RAM Small/Mid Cap Fund (the “Fund”).  The Fund’s investments are managed by Riazzi Asset Management, LLC (the “Adviser”).  For further information on the Fund, please call 1-888-884-8099.

The Fund has been authorized to issue Class A, Class C and Class I shares.  As of the date of this Statement of Additional Information, Class C shares of the Fund have not begun operations.  Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects, except that (1) the classes bear different (or no) levels of sales loads and expenses; (2) Class I shares have a higher minimum initial investment requirement and are available only to certain investors (see the current Class I Prospectus for a detailed description of eligibility requirements); (3) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expense of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (5) certain classes offer different features and services to shareholders.  The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date in its sole discretion.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

Information contained in this Statement of Additional Information expands upon information contained in the Fund’s Prospectuses.  No investment in shares of the Fund should be made without first reading the Prospectus.

Preferred Stock, Warrants and Rights.  The Fund may invest in preferred stock.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.  Preferred stocks may include the obligation to pay a stated dividend.  The price of preferred stocks could depend more on the size of the dividend than on the company’s performance.  If a company fails to pay the dividend, its preferred stock is likely to drop in price.  Changes in interest rates can also affect the price of preferred stocks.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time.  The holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.  Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders.  Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

When-Issued Securities and Forward Commitments.  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.  When-issued securities are securities that have been authorized, but not yet issued.  When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction.  A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  In purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.

In connection with these investments, the Fund will direct its custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased.  When a segregated account is maintained because the Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account.  If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis.  The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions.  To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.  Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate.  In such a case the Fund could incur a short-term gain or loss.

Foreign Securities.  Subject to its investment policies and quality standards, the Fund may invest in securities of foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts (“ADRs”).  ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer.  ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. Exchanges.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  ADRs, in registered form, are designed for use in the U.S. securities markets.  Investments in ADRs involve risks that are different in some respects from an investment in U.S. domestic issuers.  ADRs are subject to risks similar to those associated with direct investments in foreign securities.  In addition, the Fund may invest in sponsored or unsponsored ADRs.  The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies.  The performance of foreign markets does not necessarily track U.S. markets.  Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S.  Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies.  Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), and difficulty in enforcing legal rights outside the U.S.  In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Debt Securities.  The Fund may invest in corporate debt securities and U.S. Government obligations.  Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered.  The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer.  A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security's issuer will default.  The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.  In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poor’s or Baa by Moody’s Investors Service, Inc. or any similar rating by any nationally recognized statistical rating organization (“NRSRO”).

“U.S. Government obligations” include securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government.  U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government.  U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds.  Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Agencies and instrumentalities established by the U.S. Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority.  Some of these securities are supported by the full faith and credit of the U.S. Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury.  In the case of U.S. Government obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment.

Corporate debt securities and U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.

Exchange Traded Funds and Other Similar Instruments.  Shares of exchange traded funds (“ETFs”) and other similar instruments may be purchased by the Fund.  An ETF is an investment company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that holds a portfolio of common stocks designed to track the performance of a particular index or sector of an index.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day.

Some ETFs are subject to percentage investment limitations imposed by the 1940 Act, except to the extent that investments in such ETFs are exempt from percentage limitations pursuant to orders for exemptive relief granted by the Securities and Exchange Commission (the “SEC”), in which case they will not be subject to any such investment limitation.  Instruments the Fund may purchase that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group.  These securities may also be listed on national securities exchanges and purchased and sold in the secondary market, but unlike ETFs, are not registered as investment companies under the 1940 Act.  Such securities may also be exchange traded, but because they are not registered as investment companies, they are not subject to the percentage investment limitations imposed by the 1940 Act.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF.  In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily.   ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Because ETFs and pools that issue similar instruments bear various fees and expenses, the Fund will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions.  As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low.  ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Description of Money Market Instruments.  Money market instruments may be purchased for temporary defensive purposes, in an amount up to 100% of the Fund’s assets, when the Adviser believes the prospect for capital appreciation in the equity securities markets is not attractive.  In addition, money market instruments will typically represent a portion of the Fund’s portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.  Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund.  Money market instruments also may include Bankers' Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”) and shares of money market investment companies.  Bankers' Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a Bankers’ Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due.  The Bankers’ Acceptance, therefore, carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank.  CDs acquired by the Fund would generally be in amounts of $100,000 or more.  Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any NRSRO or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.  Master Notes are acquired by the Fund only through the Master Note program of the custodian, acting as administrator thereof.  The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.  The Fund may invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Limitations on Investing in Other Investment Companies.  Generally, under the 1940 Act, an investment company may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies.  Under certain conditions, an investment company may invest in registered and unregistered money market funds in excess of these limitations.  The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits.  The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders.  In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs that have not received such exemptive orders and in other investment companies in excess of these limits, as long as the Fund (and all of their affiliated persons, including the Adviser) do not acquire more than 3% of the total outstanding stock of such ETF or other investment company, unless otherwise permitted to do so pursuant to permission granted by the SEC.  If the Fund seeks to redeem shares of an ETF or investment company purchased in reliance on Section 12(d)(1)(F), the ETF is not obligated to redeem an amount exceeding 1% of the ETF’s outstanding shares during a period of less than 30 days.

Repurchase Agreements.  The Fund may purchase securities pursuant to repurchase agreements.  Under the terms of a repurchase agreement, the Fund acquires securities from a member bank of the Federal Reserve or a registered broker-dealer which the Adviser deems creditworthy, subject to the seller's agreement to repurchase those securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller under a repurchase agreement is obligated to maintain at all times with the custodian or a sub-custodian the underlying securities as collateral in an amount not less than the repurchase price (including accrued interest).  If the seller defaults on its repurchase obligation or becomes insolvent, the Fund has the right to sell the collateral and recover the amount due from the seller.  However, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities are less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund is delayed pending court action.  Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Reverse Repurchase Agreements.  A reverse repurchase agreement requires the Fund to sell a security in exchange for cash and then enter into an agreement to repurchase the security at a specified future date and price.  The Fund generally would retain the right to interest and principal payments on the security.  If the Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to greater risk.  Leverage tends to magnify the effect of any decrease or increase in the value of the Fund's portfolio securities.  Reverse repurchase agreements are also considered a form of borrowing.

Illiquid Securities.  The Fund may invest in illiquid securities, but will limit its investment in illiquid securities to no more than 15% of its net assets.  Illiquid securities generally include: (i) both domestic and foreign securities that are not readily marketable such as private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, (iii) repurchase agreements and time deposits not terminable within seven days, (iv) certain municipal leases and participation interests, (v) certain stripped mortgage-backed securities, and (vi) certain structured securities and all swap transactions.

Certain restricted securities are illiquid unless it is determined, based upon a review of the  trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”).  Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

The Fund, if it invests in securities for which there is no ready market, may not be able to readily sell such securities.  Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate.  The sale price of illiquid securities may be lower or higher than the Adviser’s most recent estimate of their fair market value.  Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

Borrowing Money.  The Fund does not intend to borrow money for the purpose of purchasing securities, but may borrow up to one-third of its total assets, including the amount of such borrowing, to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes.  Borrowing involves the creation of a liability that requires the Fund to pay interest.  The risks of borrowing include a higher volatility of the net asset value of the Fund’s shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of the Fund’s investments, adverse market movements and increases in the cost of borrowing.  The effect of borrowing in a declining market could be a greater decrease in net asset value per share than if the Fund had not borrowed money.  In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Lending of Portfolio Securities.  In order to generate additional income, the Fund may, from time to time, lend its portfolio securities in an amount up to 33% of the Fund’s total assets to broker-dealers, banks or institutional borrowers of securities.  The Fund must receive collateral, in the form of cash or U.S. government securities, equal to at least 100% of the value of the loaned securities.  This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.  During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities.  Loans are subject to termination by the Fund or the borrower at any time.  While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment.  With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.  In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral.  The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees.  At such time as the Fund engages in the practice of securities lending, the Trustees will adopt procedures in order to manage the risks of securities lending.

Portfolio Turnover.  The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities.  Portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares.  High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund's shareholders.  The Adviser does not anticipate that the Fund’s annual portfolio turnover rate will exceed 100%.   During the fiscal periods ended November 30, 2010 and 2009, the portfolio turnover rates of the Fund were 49% and 35%, respectively.

INVESTMENT RESTRICTIONS

The investment limitations described below have been adopted by the Trust with respect to the Fund as “fundamental,” i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectuses and this Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.  See the Prospectus for more information on the Fund’s non-fundamental investment objective and investment strategies.

1.         Borrowing Money.  The Fund may not engage in borrowing except as permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

2.         Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.         Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.         Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate.  This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund's ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.         Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.         Loans.  The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, (c) by purchasing nonpublicly offered debt securities, (d) by purchasing commercial paper, or (e) by entering into any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

7.         Concentration.  The Fund will not invest 25% or more of its total assets in a particular industry or group of industries.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to any percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to percentage restrictions relative to the borrowing of money.

CALCULATION OF SHARE PRICE AND OFFERING PRICE

The share price or net asset value (“NAV”) and the offering price (NAV plus any applicable sales charge) of each class of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading.  Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

For purposes of computing the NAV of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price; if there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.  One or more pricing services may be utilized to determine the fair value of securities held by the Fund.  The Board of Trustees will review the methods used by such services to assure itself that securities are appropriately valued.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are offered for sale on a continuous basis.  Shares of the Fund are purchased and redeemed at their NAV, plus any applicable front-end sales charge, as next determined after receipt of the purchase, redemption or exchange order in proper form.

The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

The Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but has committed to pay in cash all redemption requests by a shareholder of record, limited in amount with respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period.  Such commitment is irrevocable without the prior approval of the SEC.  In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the Fund.  In this event, the securities would be valued in the same manner as the Fund’s net asset value is determined.  If the recipient sold such securities, brokerage charges would be incurred.

SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectuses, the Fund offers the following shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan.  The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund’s transfer agent, Ultimus Fund Solutions, LLC (the “Transfer Agent”), will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the fifteenth and/or the last business day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.  The automatic investment plan is not available to Class I shares of the Fund.

Automatic Withdrawal Plan.  Shareholders owning shares with a value of $5,000 or more may establish an Automatic Withdrawal Plan.  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month or quarter as specified).  Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House (“ACH”) transaction.  The Automatic Withdrawal Plan is not available to Class I shares of the Fund.

Instructions for establishing this service are available by calling the Fund at 1-888-884-8099.  Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see “How to Redeem Shares” in the appropriate Prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  Costs in conjunction with the administration of the plan are borne by the Fund.  Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and that the redemption of shares to make withdrawal payments may result in realized long-term or short-term capital gains or losses.  The Automatic Withdrawal Plan may be terminated at any time by the Fund upon thirty days written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-888-884-8099, or by writing to:

The RAM Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Transfer of Registration.  To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein.  Your request should include the following: (1) the existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see “How to Redeem Shares” in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Transfer Agent.

MANAGEMENT OF THE TRUST

Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Trust’s shareholders or by the existing members of the Board of Trustees.  The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office.  The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations.  The officers are elected annually.  Certain officers of the Trust also may serve as a Trustee.

The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts.  There are currently three Trustees, two of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”).  The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees.  Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies	Number of Funds in Trust Overseen by Trustee
Interested Trustees:
*John C. Riazzi (age 48 ) 2331 Far Hills Avenue Suite 200 Dayton, Ohio 45419	Since December 2007	President, Trustee and Chief Compliance Officer	Founder, Principal and Chief Compliance Officer of Riazzi Asset Management, LLC (the Fund’s adviser) since 2007 ; Principal and Managing Director at Transamerica Investment Management, LLC (an asset management firm) from 2001 until 2007.	1
Independent Trustees:
John R. Kenney (age 72 ) 2331 Far Hills Avenue Suite 200 Dayton, Ohio 45419	Since March 2008	Trustee	Chairman and Chief Executive Officer of Clearwater Financial Marketing (a marketing and financial service firm) since 2006; Chairman and Chief Executive Officer of Great Companies, LLC (a money manager) from 2000 until 2006.	1
James H. Miller, III (age 54 ) 2331 Far Hills Avenue Suite 200 Dayton, Ohio 45419	Since March 2008	Trustee	Chief Financial Officer of Riverain Group, Inc. (a family business) since 2000.	1

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Michelle E. Stevens (age 41 ) 2331 Far Hills Avenue Suite 200 Dayton, Ohio 45419	Since January 2010	Vice President
Principal and Chief Investment Officer of Riazzi Asset Management, LLC (the Fund’s adviser) since 2008; Principal, Portfolio Manager and Value Equity Chief Investment Officer of Transamerica Investment Management, LLC (an asset management firm) from 2001 until 2008.

Robert G. Dorsey (age 53 ) 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since January 2008	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC since 1999 .
Mark J. Seger (age 49 ) 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since January 2008	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC since 1999 .
John F. Splain (age 54 ) 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Since January 2008	Secretary	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC since 1999 .

*	Mr. Riazzi, as an affiliated person of the Adviser, is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

Leadership Structure and Qualifications of Trustees

The Board of Trustees is responsible for oversight of the Fund.  The Trust has engaged the Adviser to oversee the management of the Fund on a day-to-day basis.  The Board is responsible for overseeing the Adviser and the Fund’s other service providers in the operations of the Fund in accordance with the 1940 Act, other applicable federal and state laws, and the Trust’s Agreement and Declaration of Trust.  The Board meets at regularly scheduled meetings four times throughout the year.  In addition, the Trustees may meet in person or by telephone at special meetings or at other times.  The Independent Trustees also meet at each quarterly meeting without the presence of any representatives of the Adviser.

Board Leadership.  The Board of Trustees is led by its President, Mr. John C. Riazzi.  Mr. Riazzi is an “interested person” of the Trust because he is the founder, Principal and Chief

Compliance Officer of the Adviser.  Mr. Riazzi, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.

The Board of Trustees has not appointed an independent chairman or a lead “independent trustee.”  It was determined by the Board that due to its size (three Trustees), the size of the fund complex (one fund) and the relatively straightforward investment strategies utilized by the Fund, it is not necessary to appoint an independent chairman or a lead “independent trustee.”   The Independent Trustees believe that they have consistently worked well together and have demonstrated an ability to provide appropriate oversight to the operations of the Fund.

Board Committees.  The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) the appointment, retention and oversight of the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; and (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act.  John R. Kenney and James H. Miller are the members of the Committee of Independent Trustees.  The Committee of Independent Trustees met twice during the fiscal year ended November 30, 2010.

Qualifications of the Trustees.  The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with the other Trustees, that each Trustee is qualified and should continue to serve as such.  In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling.

Mr. John C. Riazzi, CFA, has served as Principal and Chief Compliance Officer of the Adviser since May 2007.  From June 2001 through May 2007, he served as Chief Executive Officer of Transamerica Investment Management, LLC, an investment manager.  Mr. Riazzi holds a B.A. degree with Honors in Economics from Kenyon College.  He is a Chartered Financial Analyst and has worked in the financial analysis and investment fields since 1985.  Mr. Riazzi serves on the Board of Trustees of the University of Dayton and is a former member of the Board of Trustees of Archbishop Alter High School.  Mr. Riazzi has served as President and Trustee of the Trust since December 2007.  The Board concluded that Mr. Riazzi is qualified to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his experience on other boards, his academic background, his investment management experience and his overall business experience.

Mr. John R. Kenney has been Chairman and Chief Executive Officer of Clearwater Financial Marketing, a marketing and financial services firm, since December 2006.  Mr. Kenney has served as a Trustee to the Trust since March 2008.  He brings promotional and marketing perspective to the Board.  The Board has concluded that Mr. Kenney is qualified to serve as a Trustee because of his past service and experience as a Trustee of the Trust and his financial services experience and overall business experience.

Mr. James H. Miller, CPA, has been the Chief Financial Officer of Riverain Group, Inc., a commercial investment/real estate consulting firm, since November 1999.  Mr. Miller holds a B.S.B.A. degree in Accounting from Bowling Green State University.  He is a Certified Public Accountant.  Mr. Miller brings business and accounting skills to the Committee of Independent Trustees.  He has served as a Trustee to the Trust since March 2008.  The Board has concluded that Mr. Miller is qualified to serve as a Trustee because of his past service and experience as a Trustee of the Trust, his accounting background and his overall business experience.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC.  These references do not constitute holding out that the Board as a whole, or any individual Trustee, has special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any Trustee or on the Board.

Risk Oversight.   An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs.  The Fund is subject to a number of risks, such as investment risk, valuation risk, operational risk, leverage risk and legal, compliance and regulatory risk.  The Trust, the Adviser and the other service providers have implemented various processes, procedures and controls to identify risks to the Fund, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.  These systems include those that are embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board of Trustees exercises oversight of the risk management process through the Board itself and through the Committee of Independent Trustees.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board of Trustees requires management of the Adviser and the Trust, including the Trust’s Chief Compliance Officer (the “CCO”), to regularly report to the Board on a variety of matters.  The Board and the Committee of Independent Trustees receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least an annual basis, the Independent Trustees meet separately with the CCO outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly update from the CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers.  The Board also receives quarterly reports from the Adviser and the administrator on the investments and securities trading of the Fund, including the Fund’s investment performance, as well as reports regarding the valuation of the Fund’s securities, the amount of leverage and other operational and compliance matters.  In addition, in its annual review of the Fund’s Investment Advisory Agreement, the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition and resources.  They also are provided with copies of the administrator’s “SAS 70” reports, which cover internal controls and processes related to its fund accounting and transfer agency operations.  The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the Trust’s operations and the effectiveness of its committee structure.

Although the risk management policies of the Adviser and the Trust’s other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective.  Not all risks that may affect the Trust can be identified, nor can processes and controls necessarily be developed to eliminate or mitigate their occurrence or effects.  Some risks are simply beyond the control of the Trust, the Adviser or other service providers to the Trust.  The Board may at any time, and in its sole discretion, change the manner in which it conducts its risk oversight role.

Trustees’ Ownership of Fund Shares.  The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee.  Information is provided as of December 31, 2010 .

Name of Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Shares of All Funds in Fund Complex Overseen By Trustee
John C. Riazzi	$50,001 – $100,000	$50,001 – $100,000
Independent Trustees:
John R. Kenney	None	None
James H. Miller, III	None	None

Trustee Compensation.  No director, officer or employee of the Adviser or Ultimus Fund Distributors, LLC, the Fund’s principal underwriter, receives any compensation from the Fund for serving as an officer or Trustee of the Trust.  Each Independent Trustee of the Trust receives from the Fund an annual retainer of $1,000, payable quarterly, and a per meeting fee of $250 for each meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings.   The following table shows the compensation paid to each Trustee for the fiscal year ended November 30, 2010 :

Name of Trustee	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation for Services to the Fund and Fund Complex
John C. Riazzi	$ 0	$ 0	$ 0	$ 0
John R. Kenney	$875	$ 0	$ 0	$1,750
James H. Miller, III	$875	$ 0	$ 0	$1,750

  INVESTMENT ADVISER

Riazzi Asset Management, LLC (the “Adviser”), 2331 Far Hills Avenue, Dayton, Ohio, 45419, serves as investment adviser to the Fund under an Investment Advisory Agreement dated as of December 22, 2008 (the “Advisory Agreement”).  The Adviser was founded in 2007 and is registered with the SEC as an investment adviser.  The Adviser is controlled by John C. Riazzi and Michelle E. Stevens, who own all of the outstanding shares of the Adviser.   As affiliates of the Adviser, Mr. Riazzi and Ms. Stevens may directly or indirectly receive benefits from the advisory fees paid to the Adviser.  Subject to the Fund’s investment objective and policies approved by the Trustees of the Trust, the Adviser is responsible for providing the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.

The Fund pays the Adviser a monthly fee computed at the annual rate of 0.85% of its average daily net assets.   During the fiscal year ended November 30, 2010, the Fund accrued investment advisory fees of $74,057; however, due to the undertaking to limit expenses of the Fund as described in the following paragraph, the Adviser did not receive any of such fees and, in addition, reimbursed the Fund for other operating expenses in the amount of $99,673.   During the fiscal period ended November 30, 2009, the Fund accrued investment advisory fees of $26,712; however, due to the undertaking to limit expenses of the Fund as described in the following paragraph, the Adviser did not receive any of such fees and, in addition, reimbursed the Fund for other operating expenses in the amount of $107,757.

The Adviser has agreed until April 1, 2012 to reduce its investment advisory fees and to reimburse Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to a percentage of the average daily net assets of each class of shares of the Fund as follows: Class A shares – 1.30%, Class C shares – 2.05%, and Class I shares – 1.05%.  Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the foregoing expense limits, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.  As of November 30, 2010 , the Adviser may in the future recover fee reductions and expense reimbursements totaling $308,199 from the Fund.  The Adviser may recover these amounts no later than the following dates:

Nov. 30, 2012	Nov. 30, 2013
$134,469	$173,730

Unless sooner terminated, the Fund’s Advisory Agreement shall continue in effect from year to year if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose.  The Fund’s Advisory Agreement is terminable at any time on 60 days prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser.  The Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the performance of the Adviser’s duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Portfolio Manager

Michelle E. Stevens, CFA (the “Portfolio Manager”) is primarily responsible for the day-to-day management of the Fund.

Other Accounts Managed (as of November 30, 2010 )

The Portfolio Manager is also responsible for the day-to-day management of the Adviser’s other accounts, as reflected in the following table.

	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance
Michelle E. Stevens	Registered Investment Companies	0	$ 0	0	$ 0
	Other Pooled Investment Vehicles	0	$ 0	0	$ 0
	Other Accounts	223	$182 million	0	$ 0

Conflicts of Interest

The Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with her management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  A potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the Portfolio Manager could favor one account over another.  Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation

The Portfolio Manager is compensated based upon the profits of the Adviser and participates in the Adviser’s pension, profit sharing and retirement plans.  The profits of the Adviser, to some extent, depend on the accumulation of assets in the Fund.

Ownership of Fund Shares

 The following table indicates the dollar range of securities of the Fund beneficially owned by the Portfolio Manager as of November 30, 2010 :

Portfolio Manager	Dollar Value of Fund Shares Beneficially Owned
Michelle E. Stevens	$100,001 – $500,000

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with the Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund’s portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities.  Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices.  Transactions on stock exchanges involve the payment of negotiated brokerage commissions.  Transactions in the over-the-counter market are generally principal transactions with dealers.  With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

During the fiscal periods ended November 30, 2010 and 2009, the Fund paid brokerage commissions of $12,869 and $13,140, respectively .

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders.  The primary consideration is prompt execution of orders in an effective manner at the most favorable price.  Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Fund.  Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund.  Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund.  While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and

trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases.  In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions).  Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Fund’s principal underwriter.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund.  The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares.  Shares of the Fund are offered to the public on a continuous basis.  The Distributor receives compensation of $6,000 annually for its services to the Trust under a written agreement for such services.  The Distributor is an affiliate of Ultimus Fund Solutions, LLC.  Robert G. Dorsey, Mark J. Seger and John F. Splain are each Managing Directors of the Distributor and officers of the Trust.

The Distributor receives commissions on sales of Class A shares of the Fund.  The Distributor reallows to dealers a portion of the front-end sales loads collected on sales of Class A shares of the Fund.  The Fund may compensate dealers, including the Distributor, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account.  See “Distribution Plans” below.

By its terms, the Trust’s Distribution Agreement will continue in effect from year to year, provided such continuance is approved at least annually by (1) the Board of Trustees or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.  The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor.  The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund

pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the “Service Agreements”).

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement).  Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

--	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

--	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

--	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

--	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

--	makes such reports and recommendations to the Trust’s Board of Trustees as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts.  Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements.  The fee payable by the Fund to Ultimus as Administrator is calculated daily and paid monthly at the annual rate of 0.15% of the Fund’s average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million; subject, however, to a monthly minimum of $2,000.  The fee payable by the Fund to Ultimus as Fund Accountant is $2,500 per month (plus an additional $500 for each additional class of shares in operation) plus an asset based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets over $500 million.  The fee payable by the Fund to Ultimus as Transfer Agent is at the annual rate of $20 per shareholder account, subject to a minimum fee of $1,500 per month for each class of shares.  Certain discounts will apply under the Transfer Agent and Shareholder Services Agreement if the Fund has less than 100 shareholders.  Certain discounts also apply under the Fund Accounting Agreement and the Administration Agreement for the first two years of the Fund’s operations or until the Fund has net assets of $20 million, if sooner.

During the fiscal year ended November 30, 2010, Ultimus received fees from the Fund of $20,300  in its capacity as Administrator, $31,191  in its capacity as Fund Accountant and $33,000 in its capacity as Transfer Agent.   During the fiscal period ended November 30, 2009, Ultimus received fees from the Fund of $18,116 in its capacity as Administrator, $26,095 in its capacity as Fund Accountant and $24,073 in its capacity as Transfer Agent.

The Service Agreements, unless otherwise terminated as provided in the Service Agreements, are automatically renewed annually for successive one-year periods.

The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

Custodian

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian to the Fund pursuant to a Custody Agreement.  The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Independent Registered Public Accounting Firm

The Trust has selected Cohen Fund Audit Services, Ltd. to serve as the independent registered public accounting firm for the Trust and to audit the financial statements of the Fund for the fiscal year ending November 30, 2011 .

Chief Compliance Officer

The Adviser receives a monthly fee of $4,000 from the Fund for providing the Trust’s Chief Compliance Officer and administering the Fund’s compliance policies and procedures.

During the fiscal year ended November 30, 2010, the Adviser received fees of $22,000 from the Fund forthese services.

Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

DISTRIBUTION PLANS
Class A Shares

The Fund has adopted a plan of distribution with respect to its Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in connection with the distribution, promotion and servicing of its Class A shares, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other financial intermediaries who have executed a distribution or service agreement with the Distributor.  The Class A Plan allows the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Fund’s shares.  The Class A Plan expressly limits payment of the distribution and servicing expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of the Fund allocable to its Class A shares.  Unreimbursed expenses will not be carried over from year to year.  During the fiscal year ended November 30, 2010 , the Class A shares of the Fund incurred distribution expenses under the Class A Plan of $4,001 , which expenses were used to pay fees to the Fund’s principal underwriter and to compensate other broker-dealers for the sale or retention of Fund shares.

Class C Shares

The Fund has also adopted a plan of distribution with respect to its Class C shares (the “Class C Plan”).  The Class C Plan provides for two categories of payments.  First, the Class C Plan provides for the payment of an account maintenance or shareholder service fee, in an amount equal to an annual rate of 0.25% of the Fund’s average daily net assets allocable to Class C shares, which may be paid to securities dealers and other financial intermediaries based on the average value of the Fund’s Class C shares owned by their clients.  The account maintenance or shareholder service fee allows the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Fund’s shares.  In addition, the Fund may pay up to an additional 0.75% per annum of its daily net assets allocable to Class C shares for expenses incurred in the distribution and  promotion of the shares, including but not limited to, prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers, dealers and other financial intermediaries for selling and assisting in the distribution of such shares, costs of advertising and promotion and any other expenses related to the distribution of such shares.

Unreimbursed expenditures will not be carried over from year to year.  The Fund may make payments to dealers and other persons in an amount up to 0.75% per annum of the average value of Class C shares owned by their clients, in addition to the 0.25% account maintenance fee described above.

General Information

Agreements implementing the Class A Plan and the Class C Plan (each a “Plan” and collectively the “Plans”), including agreements with dealers and other financial intermediaries where such dealers agree for a fee to act as agents for the sale of the Fund’s shares, are in writing and have been approved by the Board of Trustees.  All payments made pursuant to the Plans are made in accordance with written agreements.  Some financial intermediaries may charge fees in excess of the amounts available under the Plans, in which case the Adviser pays the additional fees.

The continuance of the Plans must be specifically approved at least annually by a vote of the Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans at a meeting called for the purpose of voting on such continuance.  A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the applicable class of the Fund.  In the event a Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date.  The Plans may not be amended to increase materially the amount to be spent under the Plans without shareholder approval.  All material amendments to the Plans must be approved by a vote of the Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.  The Board of Trustees believes that expenditure of the Fund’s assets for distribution expenses under the Plans should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies.  The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans.  There can be no assurance that the benefits anticipated from the expenditure of the Fund’s assets for distribution will be realized.  While the Plans are in effect, all amounts spent by the Fund pursuant to the Plans and the purposes for which expenditures were made must be reported quarterly to the Board of Trustees for its review.  Distribution expenses attributable to the sale of more than one class of shares of the Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund.  In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

By reason of their controlling interest in the Adviser, John C. Riazzi and Michelle E. Stevens each may be deemed to have a financial interest in the operation of the Plans.

CHOOSING A SHARE CLASS

The Fund offers Class A, Class C and Class I shares.  Before choosing a share class, you should consider the following factors, as well as any other relevant facts and circumstances.

The decision as to which class of shares (A, C or I) is more beneficial to you depends on the amount and intended length of time of your investment and the type of account you open.  You should consider Class A shares if you prefer to pay an initial sales charge and be subject to lower ongoing expenses.  If you qualify for a reduced sales charge by investing over $50,000, you may find Class A shares particularly attractive because Class A shares are subject to lower ongoing expenses over the term of the investment than Class C shares.  If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares, rather than Class C shares because there is no front-end sales charge and the annual expenses are lower.  Therefore, any purchase of $1 million or more is generally invested in Class A shares, unless a shareholder qualifies for a purchase of Class I shares. As an alternative, Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund, but are subject to higher ongoing expenses than Class A shares.  Due to the fact that the entire amount of the purchase price of Class C shares is immediately invested, any investment return on these investments may partially or wholly offset the higher annual expenses.  However, there can be no assurance that this would be the case, since the Fund’s future returns cannot be predicted.  If your initial investment in the Fund is $100,000 or more and you meet certain eligibility requirements, you should invest in Class I shares since they are sold without a sales charge and are not subject to 12b-1 distribution fees.  Class I shares are available for investment by certain broker-dealers or financial institutions that have entered into a distribution agreement with the Fund’s Distributor.  These agreements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions.  Shareholders participating in these programs may be subject to fees by their broker-dealer or financial institution.

Set forth below is a chart comparing the sales charges and 12b-1 fees applicable to each class of shares:

CLASS	SALES CHARGE	ANNUAL 12b-1 FEE
A	Maximum 4.00% initial sales charge, reduced for purchases of $50,000 and over	0.25%
C	None	1.00%
I	None	None

GENERAL INFORMATION

Description of Shares

The Trust is an unincorporated business trust that was organized under Ohio law on January 15, 2008.  The Trust’s Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes.  In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class.  Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder.  If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

Shares of the Fund, when issued, are fully paid and non-assessable.  Shares have no subscription, preemptive or conversion rights.  Shares do not have cumulative voting rights.  Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held.  Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class.  However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics.  These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund’s planned portfolio transactions.  Each of these parties monitors compliance with its Code of Ethics.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities.  The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix A and B, respectively.  No later than August 31st of each year, the Fund must file Form N-PX with the SEC.  Form N-PX discloses an investment company’s proxy voting record for the prior twelve-month period ended June 30.  The Fund’s proxy voting record, as set forth in the most recent Form N-PX filing, is available upon request, without charge, by the calling the Fund at 1-888-884-8099.  This information is also available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Disclosure Policy

The Board of Trustees of the Trust has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.  The Trust’s Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to Portfolio Securities.  Although no material conflicts of interest are believed to exist that could disadvantage the Fund or its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the chief executive officer and chief financial officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund.

•
Public disclosure regarding the securities held by the Fund (“Portfolio Securities”) is made in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q (“Official Reports”).  Except for such Official Reports and as otherwise expressly permitted by the Trust’s policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

•
Information regarding Portfolio Securities as of the end of the most recent calendar quarter, and other information regarding the investment activities of the Fund during such quarter, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such information is at least 30 days old.

•
Information regarding the general market exposure of the Fund may be disclosed, provided that such information is also disclosed on the Trust’s website and the information does not identify specific Portfolio Securities.

•
Information regarding Portfolio Securities as of the end of the most recent calendar quarter may be disclosed to any other person or organization at the request of such person or organization, but only if such information is at least 30 days old.

•	The Trust’s Chief Compliance Officer may approve the disclosure of holdings of or transactions in Portfolio Securities of the Fund that is made on the same basis to all shareholders of the Fund.

The Fund’s policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust’s administrator, distributor, custodian, legal counsel and independent registered public accounting firm , or to brokers and dealers through which the Fund purchases and sells Portfolio Securities.  Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Independent Registered Public Accounting Firm	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers and Typesetters	Twice a year – printing of semi-annual and annual reports	No formal restrictions in place. Printer/typesetter would not receive portfolio information until at least 30 days old.
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical

Such disclosures may be made without approval of the Trust’s Chief Compliance Officer because the Board of Trustees has determined that the Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

•
The Trust’s Chief Compliance Officer may approve other arrangements under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), may be disclosed.  The

Chief Compliance Officer shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Fund or any shareholder of the Fund.  The Chief Compliance Officer must inform the Board of Trustees of any such arrangements that are approved by the Chief Compliance Officer, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Trustees following such approval.

•
Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

Principal Holders of Fund Shares

As of March 9, 2011 , the Trustees and officers of the Trust owned in the aggregate 20.59% of the Class A shares of the Fund and less than 1% of the Class I shares of the Fund.  As of that same date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Fund or Class of shares of the Fund:

Class A Shares

Investor name and address	Number of Shares	% of Shares	Type of Ownership
Michelle E. Stevens 2331 Far Hills Avenue Suite 200 Dayton, Ohio 45419	16,594.562 shares	20.59%	Record and Beneficial
Pershing LLC P.O. Box 2052 St. Louis, Missouri 07303	7,987.148 shares	9.91%	Record
Stifel Nicolaus & Co., Inc. Kokomo Urology Inc. Profit Sharing Plan 501 North Broadway St. Louis, Missouri 63102	7,887.939 shares	9.79%	Record
Stifel Nicolaus & Co., Inc. Lynne W. Brock Revocable Trust 501 North Broadway St. Louis, Missouri 63102	7,632.969 shares	9.47%	Record
Lewis R. Zwiebel 1808 Arnold Palmer Blvd. Louisville, Kentucky 40245	5,019.598 shares	6.23%	Record and Beneficial

ADDITIONAL TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed to shareholders in accordance with the Code.  Depending on the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities.  If for any taxable year the Fund does not qualify for the special tax treatment afforded to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to “Qualified Dividends” for individuals.

Among the requirements to qualify as a RIC, the Fund must distribute annually no less than the sum of 90% of its “investment company taxable income” and 90% of its net tax-exempt income.  In addition to this distribution requirement, the Fund must (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership (“PTP”); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund’s total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund’s investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs.  For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital loss carryforwards for any year beginning on or before December 22, 2010 may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.   There is no limitation on the number of years to which capital losses arising in years beginning after December 22, 2010 may be carried forward.  Any such capital losses are utilized before capital losses arising in years beginning on or before December 22, 2010.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year.  Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years.  The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations (“Qualified Dividends”).  Such dividends are scheduled to be taxed at ordinary income rates starting in 2013.  It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period.  The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend.  Furthermore, in determining the holding period for this purpose, any period during which the recipient’s risk of loss is offset by means of options, short sales or similar instruments is not included.  Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders.  A corporate shareholder’s dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend.  In determining the holding period for this purpose, any period during which the recipient’s risk of loss is offset by means of options, short sales or similar transactions is not counted.  Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder’s investment in shares of the Fund, or the Fund’s investment in the shares of the dividend-paying corporation, is financed with indebtedness.  Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to the Fund shares.  For purposes of determining whether shares of the Fund have been held for six months or less, a shareholder’s holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund.  U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Pursuant to Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a “reportable transaction”.  A transaction may be a “reportable transaction” based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds.  A significant penalty is imposed on taxpayers who participate in a “reportable transaction” and fail to make the required disclosure.  Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders.  No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or their shareholders and this description is not intended as a substitute for federal tax planning.  This discussion does not address the state, local or foreign tax consequences of an investment in the Fund.  Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation.  In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

PERFORMANCE INFORMATION

From time to time performance information for the Fund showing its average annual total return may be presented in advertisements, sales literature and shareholder reports.  Such performance figures are based on historical earnings and are not intended to indicate future performance.  Average annual total return of the Fund will be calculated for the most recent 1, 5 and 10 year periods or, if the Fund has not been in existence for any such period, for the period since the Fund began operations.  Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result.

Total return is a function of the type and quality of instruments held in the portfolio, levels of operating expenses and changes in market conditions.  Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of the Fund will not be included in performance calculations.  These fees, if charged, will reduce the actual performance from that quoted.  If the Adviser reduces its advisory fees and/or reimburses other operating expenses, the total return of the Fund will be higher than it would be in the absence of such fee reductions and expense reimbursements.

Calculation of Average Annual Total Returns

Average annual total return is a measure of the change in value of the investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash.  Average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result.  The calculation of average annual total return for Class A shares assumes the deduction of the current maximum sales charge from the initial $1,000 investment.

The Fund’s average annual total returns for periods ended November 30, 2010 were:

	One Year	Since Inception*
Class A Shares	5.78%	16.68%
Class I Shares	10.50%	23.24%

*Class A shares and Class I shares commenced operations on December 22, 2008 and April 1, 2009, respectively.

The Fund may also quote average annual total returns over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period.  The calculations assume deduction of all taxes due on such Fund distributions.  The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption.  After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution.  The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions).  The tax rates may vary over the course of the measurement period.  State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax.  Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown.  The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Other Quotations of Total Return

The Fund may also advertise total return (a “nonstandardized quotation”) which is calculated differently from average annual total return.  A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.  This computation does not include the effect of the applicable sales charges which, if included, would reduce total return.  For the period from inception (December 22, 2008) through November 30, 2010 , the total return of the Class A shares of the Fund was 40.54% .  For the period from inception (April 1, 2009) through November 30, 2010 , the total return of the Class I shares of the Fund was 41.63% .  A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return.  A nonstandardized quotation of total return will always be accompanied by the Fund’s average annual total returns as described above.

Performance Comparisons

Advertisements, sales materials and shareholder reports may compare the performance of the Fund to the performance of other mutual funds with comparable investment objectives and policies or to various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc., Standard & Poor's, Barclay’s Capital, Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index.  Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today.  In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

From time to time, the Fund (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.  The Fund may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications.  These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of the Fund.

Morningstar, Inc. rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating.  Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class.  The one- to five-star ratings represent the following ratings by Morningstar, Inc., respectively: Lowest, Below Average, Neutral, Above Average and Highest.

FINANCIAL STATEMENTS

The financial statements of the Fund, which have been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, are incorporated herein by reference to the annual report of the Trust dated November 30, 2010.

APPENDIX A

THE RAM FUNDS
POLICIES AND PROCEDURES FOR VOTING PROXIES

1.         Purpose.  The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by The RAM Funds (the “Trust”).  These policies and procedures accompany the proxy policies and procedures adopted by Riazzi Asset Management, LLC (the “Adviser”), the investment adviser to each series of the Trust (individually, a “Fund,” collectively, the “Funds”).

2.         Definitions

(a)         Proxy.  A proxy permits a shareholder to vote without being present at annual or special meetings.  A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter.  Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

(b)         Proxy Manager.  Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Adviser to the Fund as being responsible for supervising and implementing these Policies and Procedures.

3.         Policy for Voting Proxies Related to Exchange Traded Funds and other Investment Companies.  Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares.  Each Fund is a “registered investment company.”

4.         Policy for Voting Proxies Related to Other Portfolio Securities.

(a)        Fiduciary Considerations.  Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Fund.  Any conflict of interest must be resolved in the way that will most benefit the shareholders.

(b)        Management Recommendations.  Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight.  The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock.

However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.

5.         Conflicts of Interest.   The Funds and the Adviser recognize that under certain circumstances the Adviser may have a conflict of interest in voting proxies on behalf of a Fund.  Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote.  The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager.  With respect to securities other than ETFs or other investment companies, the Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below.  A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy.  Materiality determinations will be based upon an assessment of the particular facts and circumstances.  If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict.  If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Committee of Independent Trustees of the Trust and the Adviser shall follow the instructions of the Committee of Independent Trustees or (ii) the Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee of Independent Trustees. The proxy manager shall keep a record of all materiality decisions and report them to the Committee of Independent Trustees on a quarterly basis.

6.         Routine Proposals.  Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.         Proxy Manager Approval.  Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

8.         Proxy Voting Procedures.  Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager’s supervision.  A reasonable effort should be made to obtain proxy material and to vote in a timely fashion.  Records should be maintained regarding the voting of proxies under these Policies and Procedures.

9.         Report to the Board.  On an annual basis, the proxy manager or his designee will report in writing to the Trust’s Board of Trustees on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.

10.        Form N-PX.  A record of each proxy vote will be entered on Form N-PX.   A copy of each Form N-PX will be signed by the Chief Executive Officer of the Trust and the Adviser.  The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30.  The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request by calling 1-888-884-8099 or on the Fund’s Website at www.theramfunds.com and is also available on the SEC’s Website at www.sec.gov.

APPENDIX B

RIAZZI ASSET MANAGEMENT, LLC
Proxy Voting Policies & Procedures

Rule 206(4)-6, Proxy Voting

Under rule 206(4)-6, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

When is Riazzi Asset Management, LLC Subject to the Rule

The rule will apply to the firm when the adviser's voting authority is assigned in writing by the client. The rule does not apply, however, in instances where the firm provides clients with advice about voting proxies but does not have authority to vote the proxies.

Policies and Procedures

Riazzi Asset Management, LLC has established policies and procedures, specifically for voting proxies. First and foremost, all proxy voting must be carried out with the best interests of the firm’s clients in mind.

Voting Client Proxies

If a client account is subject to the Employee Retirement Security Act of 1974 (“ERISA”) decisions on voting of proxies for the securities in the portfolio will be made by Riazzi Asset Management, LLC unless specifically reserved to the trustee of the client’s account or a named fiduciary of the client’s account.

If the account is a discretionary non-ERISA account, decisions on voting of proxies will be made by Riazzi Asset Management, LLC unless the client specifically directs otherwise.

Riazzi Asset Management, LLC will designate authorized persons from time to time who will have the authority to sign.

The designated person will always vote proxies in the best economic interest of the client. However, the designated person can consider other factors by agreement with the client or to comply with statutory requirements.

Riazzi Asset Management, LLC has informed any ERISA plan sponsors and its trustees, bank custodians, and broker-dealer custodians of the requirement that all proxies be forwarded to the firm. Riazzi Asset Management, LLC makes periodic reviews during the proxy season, including follow-up letters and phone calls if necessary. The firm will determine whether or not it is in the client’s best interest to refrain from voting a proxy, such as when it is determined that the cost of voting the proxy exceeds the expected benefit to the client.

Resolving Conflicts of Interest

From time to time, the Advisor may have a conflict of interest in voting proxies. In these instances, it is Riazzi Asset Management, LLC’s policy to disclose any conflicts of interest to the client and obtain their feedback and consent before voting. If consent is not granted, Riazzi Asset Management, LLC will abstain from voting and notify the client first verbally and then in writing. The firm will maintain a record of this written notification.

Client Disclosures

Upon request, either written or verbal, Riazzi Asset Management, LLC must disclose to clients the actual proxy votes cast on the client’s behalf. The firm will disseminate this information in hard copy, either via email (.pdf format), fax, or mail.

Upon request, either written or verbal, Riazzi Asset Management, LLC must provide clients with a copy of these policies and procedures, either via email (.pdf format), fax, or mail.

Rule 204-2, Recordkeeping

All proxy-related records must be maintained for five years, at the principal place of business for at least the first two and optionally at an off-site storage facility for the remaining three years. The following documents must and will be retained by Riazzi Asset Management, LLC: (i) proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of clients; (iv) records of client requests for proxy voting information and Riazzi Asset Management, LLC’s response (including written notification of a conflict of interest and subsequent recourse), and (v) any documents prepared by Riazzi Asset Management, LLC that were material to making a decision how to vote, or that memorialized the basis for the decision.

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust — Incorporated by reference to Registrant's initial registration statement filed on January 8, 2008 on Form N-1A

(b)	Bylaws — Incorporated by reference to Registrant's initial registration statement filed on January 8, 2008 on Form N-1A

(c)	Incorporated by reference to Agreement and Declaration of Trust and Bylaws

(d)	(i)
Investment Advisory Agreement with Riazzi Asset Management LLC on behalf of the RAM Small/Mid Cap Fund — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(e)	Distribution Agreement with Ultimus Fund Distributors, LLC — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(f)	Inapplicable

(g)	(i)	Custody Agreement with U.S. Bank, N.A. — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(ii)	First Amendment to the Custody Agreement with U.S. Bank, N.A. — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(h)	(i)	Expense Limitation Agreement with Riazzi Asset Management LLC for Class A Shares — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(ii)	Expense Limitation Agreement with Riazzi Asset Management LLC for Class I Shares — Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 filed on January 29, 2010

(iii)	Administration Agreement with Ultimus Fund Solutions, LLC — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(iv)	Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(v)	Fund Accounting Agreement with Ultimus Fund Solutions, LLC — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(i)	Legal Opinion — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(j)	Consent of Independent Registered Public Accounting Firm – Filed herewith

(k)	Inapplicable

(l)	Initial Capital Agreement — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(m)	Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(n)	Rule 18f-3 Plan — Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed on March 16, 2009

(o)	Reserved

(p)	(i)	Code of Ethics of the Registrant — Incorporated by reference to Registrant's initial registration statement filed on January 8, 2008 on Form N-1A

(ii)	Code of Ethics of Riazzi Asset Management LLC — Incorporated by reference to Registrant’s pre-effective amendment to its registration statement filed on March 18, 2008 on Form N-1A

(iii)	Code of Ethics of Ultimus Fund Distributors, LLC — Incorporated by reference to Registrant's initial registration statement filed on January 8, 2008 on Form N-1A

(Other)	Powers of Attorney — Incorporated by reference to Registrant’s pre-effective amendment to its registration statement filed on March 18, 2008 on Form N-1A

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4  Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5  Advances of Expenses.   The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended.  In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6  Indemnification Not Exclusive, etc.   The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person my be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

The Investment Advisory Agreements with Riazzi Asset Management LLC (the “Adviser”) provide that the Adviser shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to a Fund or to its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder.

The Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreement.

The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser.  Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Adviser

(a)	The Adviser has been registered as an investment adviser since 2007. The Adviser provides investment advisory services to individuals, corporations and charitable organizations.

(b)
The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee:

(i)	John C. Riazzi – President and Chief Compliance Officer of the Adviser

(ii)	Michelle E. Stevens, CFA – Principal and Chief Investment Officer of the Adviser

Item 32.	Principal Underwriters

(a)
Ultimus Fund Distributors, LLC (the Distributor”) also acts as the principal underwriter for Hussman Investment Trust, Williamsburg Investment Trust, Profit Funds Investment Trust, TFS Capital Investment Trust, Veracity Funds, Schwartz Investment Trust, The GKM Funds, The Cutler Trust, The Berwyn Funds, NCM Capital Investment Trust, CM Advisors Family of Funds, The Piedmont Investment Trust, Stadion Investment Trust, Gardner Lewis Investment Trust, Papp Investment Trust and AlphaMark Investment Trust, other open-end investment companies.

(b)	Name	Position with Distributor	Position with Registrant

	Robert G. Dorsey	President/Managing Director	Vice President

	John F. Splain	Secretary/Managing Director	Secretary

	Mark J. Seger	Treasurer/Managing Director	Treasurer

	Theresa M. Bridge	Vice President	Assistant Treasurer

	Craig J. Hunt	Vice President	Assistant Vice President/ AML Compliance Officer

	Julie M. Schmuelling	Vice President	Assistant Treasurer

	Wade R. Bridge	Vice President/Chief Compliance Officer	None

	Tina H. Bloom	Vice President	None

	Jeffrey D. Moeller	Vice President	None

	Steven F. Nienhaus	Vice President	None

	Kristine Limbert	Vice President	None

The address of all of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.  Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodian.

Item 34.	Management Services Not Discussed in Parts A or B

Inapplicable

Item 35.	Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Dayton and State of Ohio, on the 30th day of March, 2011 .

THE RAM FUNDS

By:	/s/ John C. Riazzi
John C. Riazzi
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John C. Riazzi	Trustee and President	March 30, 2011
John C. Riazzi	(Chief Executive Officer)

/s/ Mark J. Seger	Treasurer	March 30, 2011
Mark J. Seger	(Chief Financial Officer)

*	Trustee
John R. Kenney

*	Trustee
James H. Miller, III
		By:	/s/ Tina H. Bloom
Tina H. Bloom
Attorney-in-fact*
March 30, 2011

INDEX TO EXHIBITS

28(j)	Consent of Independent Registered Public Accounting Firm